Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (51.7%)
U.S. Government Securities (51.4%)
United States Treasury Note/Bond	4.250%	8/15/2035	16,561	16,696
United States Treasury Note/Bond	4.500%	2/15/2036	10,151	10,474
United States Treasury Note/Bond	4.750%	2/15/2037	3,065	3,216
United States Treasury Note/Bond	5.000%	5/15/2037	4,730	5,069
United States Treasury Note/Bond	4.375%	2/15/2038	6,016	6,063
United States Treasury Note/Bond	4.500%	5/15/2038	9,924	10,130
United States Treasury Note/Bond	3.500%	2/15/2039	10,427	9,531
United States Treasury Note/Bond	4.250%	5/15/2039	20,047	19,728
United States Treasury Note/Bond	4.500%	8/15/2039	19,658	19,792
United States Treasury Note/Bond	4.375%	11/15/2039	22,701	22,509
United States Treasury Note/Bond	4.625%	2/15/2040	22,825	23,218
United States Treasury Note/Bond	1.125%	5/15/2040	74,705	47,531
United States Treasury Note/Bond	4.375%	5/15/2040	24,065	23,803
United States Treasury Note/Bond	1.125%	8/15/2040	77,031	48,514
United States Treasury Note/Bond	3.875%	8/15/2040	19,455	18,124
United States Treasury Note/Bond	1.375%	11/15/2040	85,390	55,660
United States Treasury Note/Bond	4.250%	11/15/2040	20,940	20,345
United States Treasury Note/Bond	1.875%	2/15/2041	103,886	72,976
United States Treasury Note/Bond	4.750%	2/15/2041	21,727	22,280
United States Treasury Note/Bond	2.250%	5/15/2041	78,960	58,458
United States Treasury Note/Bond	4.375%	5/15/2041	20,840	20,461
United States Treasury Note/Bond	1.750%	8/15/2041	115,712	78,467
United States Treasury Note/Bond	3.750%	8/15/2041	13,780	12,514
United States Treasury Note/Bond	2.000%	11/15/2041	97,121	68,148
United States Treasury Note/Bond	3.125%	11/15/2041	22,557	18,780
United States Treasury Note/Bond	2.375%	2/15/2042	78,231	57,927
United States Treasury Note/Bond	3.125%	2/15/2042	18,925	15,694
United States Treasury Note/Bond	3.000%	5/15/2042	20,420	16,559
United States Treasury Note/Bond	3.250%	5/15/2042	66,246	55,649
United States Treasury Note/Bond	2.750%	8/15/2042	17,068	13,276
United States Treasury Note/Bond	3.375%	8/15/2042	51,708	44,035
United States Treasury Note/Bond	2.750%	11/15/2042	15,338	11,868
United States Treasury Note/Bond	4.000%	11/15/2042	82,565	76,311
United States Treasury Note/Bond	3.125%	2/15/2043	10,012	8,166
United States Treasury Note/Bond	3.875%	2/15/2043	81,126	73,596
United States Treasury Note/Bond	2.875%	5/15/2043	17,185	13,453
United States Treasury Note/Bond	3.875%	5/15/2043	34,153	30,930
United States Treasury Note/Bond	3.625%	8/15/2043	29,204	25,470
United States Treasury Note/Bond	4.375%	8/15/2043	70,060	67,611
United States Treasury Note/Bond	3.750%	11/15/2043	36,560	32,361
United States Treasury Note/Bond	4.750%	11/15/2043	67,015	67,703
United States Treasury Note/Bond	3.625%	2/15/2044	55,439	48,095
United States Treasury Note/Bond	4.500%	2/15/2044	53,274	52,092
United States Treasury Note/Bond	3.375%	5/15/2044	37,815	31,533
United States Treasury Note/Bond	4.625%	5/15/2044	67,552	67,048
United States Treasury Note/Bond	3.125%	8/15/2044	48,434	38,762
United States Treasury Note/Bond	4.125%	8/15/2044	70,889	65,797
United States Treasury Note/Bond	3.000%	11/15/2044	40,233	31,471
United States Treasury Note/Bond	4.625%	11/15/2044	66,845	66,231
United States Treasury Note/Bond	2.500%	2/15/2045	50,746	36,331
United States Treasury Note/Bond	4.750%	2/15/2045	48,485	48,788
United States Treasury Note/Bond	3.000%	5/15/2045	23,078	17,954
United States Treasury Note/Bond	5.000%	5/15/2045	32,892	34,163
United States Treasury Note/Bond	2.875%	8/15/2045	30,862	23,434
United States Treasury Note/Bond	4.875%	8/15/2045	62,157	63,548
United States Treasury Note/Bond	3.000%	11/15/2045	22,735	17,581
United States Treasury Note/Bond	2.500%	2/15/2046	36,875	26,004
United States Treasury Note/Bond	2.500%	5/15/2046	41,586	29,216
United States Treasury Note/Bond	2.250%	8/15/2046	49,617	33,071
United States Treasury Note/Bond	2.875%	11/15/2046	23,839	17,836
United States Treasury Note/Bond	3.000%	2/15/2047	44,554	33,986
United States Treasury Note/Bond	3.000%	5/15/2047	35,597	27,086

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.750%	8/15/2047	49,851	36,109
	United States Treasury Note/Bond	2.750%	11/15/2047	44,556	32,193
	United States Treasury Note/Bond	3.000%	2/15/2048	70,120	52,930
	United States Treasury Note/Bond	3.125%	5/15/2048	62,386	48,074
	United States Treasury Note/Bond	3.000%	8/15/2048	70,898	53,276
	United States Treasury Note/Bond	3.375%	11/15/2048	72,086	57,883
	United States Treasury Note/Bond	3.000%	2/15/2049	79,611	59,596
	United States Treasury Note/Bond	2.875%	5/15/2049	74,245	54,144
	United States Treasury Note/Bond	2.250%	8/15/2049	69,546	44,365
	United States Treasury Note/Bond	2.375%	11/15/2049	65,131	42,592
	United States Treasury Note/Bond	2.000%	2/15/2050	82,900	49,556
	United States Treasury Note/Bond	1.250%	5/15/2050	83,095	40,746
	United States Treasury Note/Bond	1.375%	8/15/2050	99,395	49,950
	United States Treasury Note/Bond	1.625%	11/15/2050	106,027	56,861
	United States Treasury Note/Bond	1.875%	2/15/2051	117,844	67,282
	United States Treasury Note/Bond	2.375%	5/15/2051	116,838	75,137
	United States Treasury Note/Bond	2.000%	8/15/2051	119,814	70,166
	United States Treasury Note/Bond	1.875%	11/15/2051	101,935	57,653
	United States Treasury Note/Bond	2.250%	2/15/2052	96,323	59,724
	United States Treasury Note/Bond	2.875%	5/15/2052	71,654	51,121
	United States Treasury Note/Bond	3.000%	8/15/2052	99,021	72,409
	United States Treasury Note/Bond	4.000%	11/15/2052	95,910	84,854
	United States Treasury Note/Bond	3.625%	2/15/2053	77,579	64,121
	United States Treasury Note/Bond	3.625%	5/15/2053	87,716	72,431
	United States Treasury Note/Bond	4.125%	8/15/2053	96,926	87,601
	United States Treasury Note/Bond	4.750%	11/15/2053	104,822	104,978
	United States Treasury Note/Bond	4.250%	2/15/2054	110,447	101,948
	United States Treasury Note/Bond	4.625%	5/15/2054	110,617	108,682
	United States Treasury Note/Bond	4.250%	8/15/2054	106,133	97,995
	United States Treasury Note/Bond	4.500%	11/15/2054	106,728	102,763
	United States Treasury Note/Bond	4.625%	2/15/2055	85,490	84,027
	United States Treasury Note/Bond	4.750%	5/15/2055	97,508	97,813
	United States Treasury Note/Bond	4.750%	8/15/2055	101,745	102,111
					4,374,214
Agency Bonds and Notes (0.3%)
	Federal Home Loan Banks	5.625%	3/14/2036	900	992
	Federal Home Loan Banks	5.500%	7/15/2036	2,805	3,078
[1,2]	Federal Home Loan Mortgage Corp.	0.000%	11/15/2038	240	130
[2]	Federal National Mortgage Assn.	5.625%	7/15/2037	3,391	3,744
[2]	Federal National Mortgage Assn.	6.210%	8/6/2038	930	1,083
	Tennessee Valley Authority	5.880%	4/1/2036	2,434	2,719
	Tennessee Valley Authority	5.980%	4/1/2036	1,000	1,126
	Tennessee Valley Authority	6.150%	1/15/2038	385	439
	Tennessee Valley Authority	5.500%	6/15/2038	1,240	1,335
	Tennessee Valley Authority	5.250%	9/15/2039	3,795	3,980
	Tennessee Valley Authority	4.875%	1/15/2048	811	780
	Tennessee Valley Authority	4.250%	9/15/2052	985	844
	Tennessee Valley Authority	5.250%	2/1/2055	2,000	1,998
	Tennessee Valley Authority	5.375%	4/1/2056	970	986
	Tennessee Valley Authority	4.625%	9/15/2060	1,110	995
	Tennessee Valley Authority	4.250%	9/15/2065	2,990	2,472
					26,701
Total U.S. Government and Agency Obligations (Cost $5,179,307)					4,400,915
Corporate Bonds (42.2%)
Communications (4.5%)
	Alphabet Inc.	1.900%	8/15/2040	1,710	1,167
	Alphabet Inc.	2.050%	8/15/2050	5,360	3,045
	Alphabet Inc.	5.250%	5/15/2055	1,110	1,113
	Alphabet Inc.	2.250%	8/15/2060	1,151	621
	Alphabet Inc.	5.300%	5/15/2065	1,035	1,029
	America Movil SAB de CV	6.125%	11/15/2037	275	295
	America Movil SAB de CV	6.125%	3/30/2040	4,317	4,611
	America Movil SAB de CV	4.375%	7/16/2042	1,999	1,749
	America Movil SAB de CV	4.375%	4/22/2049	1,706	1,445
	AT&T Inc.	4.900%	11/1/2035	1,075	1,067
	AT&T Inc.	5.250%	3/1/2037	992	1,009
	AT&T Inc.	4.900%	8/15/2037	778	759
	AT&T Inc.	4.850%	3/1/2039	4,867	4,666

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AT&T Inc.	3.500%	6/1/2041	6,704	5,359
	AT&T Inc.	4.300%	12/15/2042	1,708	1,474
	AT&T Inc.	4.650%	6/1/2044	1,025	905
	AT&T Inc.	4.800%	6/15/2044	983	884
	AT&T Inc.	4.350%	6/15/2045	922	777
	AT&T Inc.	5.550%	11/1/2045	2,350	2,327
	AT&T Inc.	4.750%	5/15/2046	3,427	3,057
[1]	AT&T Inc.	5.150%	11/15/2046	1,045	979
	AT&T Inc.	4.500%	3/9/2048	4,120	3,488
	AT&T Inc.	4.550%	3/9/2049	895	756
	AT&T Inc.	3.650%	6/1/2051	5,551	4,014
	AT&T Inc.	3.500%	9/15/2053	13,364	9,234
	AT&T Inc.	5.700%	11/1/2054	1,800	1,779
	AT&T Inc.	3.550%	9/15/2055	14,578	10,040
	AT&T Inc.	6.050%	8/15/2056	1,930	2,002
	AT&T Inc.	3.800%	12/1/2057	10,504	7,494
	AT&T Inc.	3.650%	9/15/2059	11,773	8,050
	AT&T Inc.	3.850%	6/1/2060	1,688	1,200
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	2,776	2,319
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	2,340	2,285
	Charter Communications Operating LLC	6.384%	10/23/2035	3,185	3,335
	Charter Communications Operating LLC	5.850%	12/1/2035	962	971
	Charter Communications Operating LLC	5.375%	4/1/2038	5,885	5,541
	Charter Communications Operating LLC	3.500%	3/1/2042	3,289	2,369
	Charter Communications Operating LLC	6.484%	10/23/2045	7,241	7,153
	Charter Communications Operating LLC	5.375%	5/1/2047	3,084	2,663
	Charter Communications Operating LLC	5.750%	4/1/2048	4,429	4,007
	Charter Communications Operating LLC	5.125%	7/1/2049	1,352	1,118
	Charter Communications Operating LLC	4.800%	3/1/2050	6,206	4,907
	Charter Communications Operating LLC	3.700%	4/1/2051	4,546	2,998
	Charter Communications Operating LLC	3.900%	6/1/2052	5,039	3,409
	Charter Communications Operating LLC	5.250%	4/1/2053	1,794	1,499
	Charter Communications Operating LLC	6.700%	12/1/2055	2,138	2,159
	Charter Communications Operating LLC	3.850%	4/1/2061	5,694	3,545
	Charter Communications Operating LLC	4.400%	12/1/2061	850	589
	Charter Communications Operating LLC	3.950%	6/30/2062	3,538	2,237
	Charter Communications Operating LLC	5.500%	4/1/2063	1,415	1,185
	Comcast Corp.	3.200%	7/15/2036	2,585	2,199
	Comcast Corp.	3.900%	3/1/2038	2,033	1,788
	Comcast Corp.	4.600%	10/15/2038	2,460	2,317
	Comcast Corp.	3.750%	4/1/2040	5,193	4,360
	Comcast Corp.	3.400%	7/15/2046	2,496	1,803
	Comcast Corp.	3.969%	11/1/2047	1,930	1,506
	Comcast Corp.	4.000%	3/1/2048	1,809	1,414
	Comcast Corp.	4.700%	10/15/2048	1,850	1,609
	Comcast Corp.	3.999%	11/1/2049	3,237	2,495
	Comcast Corp.	3.450%	2/1/2050	3,792	2,649
	Comcast Corp.	2.800%	1/15/2051	3,862	2,353
	Comcast Corp.	2.887%	11/1/2051	12,693	7,813
	Comcast Corp.	2.450%	8/15/2052	1,750	964
	Comcast Corp.	5.350%	5/15/2053	2,944	2,763
	Comcast Corp.	5.650%	6/1/2054	1,790	1,752
	Comcast Corp.	2.937%	11/1/2056	11,609	6,884
	Comcast Corp.	4.950%	10/15/2058	865	756
	Comcast Corp.	2.650%	8/15/2062	1,365	717
	Comcast Corp.	2.987%	11/1/2063	6,090	3,478
	Comcast Corp.	5.500%	5/15/2064	3,080	2,899
	Electronic Arts Inc.	2.950%	2/15/2051	1,145	991
	Fox Corp.	5.476%	1/25/2039	2,517	2,527
	Fox Corp.	5.576%	1/25/2049	921	897
	Grupo Televisa SAB	6.625%	1/15/2040	637	585
	Grupo Televisa SAB	5.000%	5/13/2045	1,230	857
	Grupo Televisa SAB	6.125%	1/31/2046	1,500	1,208
	Grupo Televisa SAB	5.250%	5/24/2049	976	690
	Interpublic Group of Cos. Inc.	3.375%	3/1/2041	890	667
	Interpublic Group of Cos. Inc.	5.400%	10/1/2048	1,168	1,087
	Meta Platforms Inc.	4.450%	8/15/2052	3,982	3,416
	Meta Platforms Inc.	5.600%	5/15/2053	4,912	4,975
	Meta Platforms Inc.	5.400%	8/15/2054	5,005	4,948
	Meta Platforms Inc.	4.650%	8/15/2062	1,784	1,529

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Meta Platforms Inc.	5.750%	5/15/2063	2,742	2,814
	Meta Platforms Inc.	5.550%	8/15/2064	4,072	4,042
	NBCUniversal Media LLC	4.450%	1/15/2043	2,780	2,430
	Orange SA	5.375%	1/13/2042	1,400	1,397
	Orange SA	5.500%	2/6/2044	1,356	1,354
	Paramount Global	6.875%	4/30/2036	2,206	2,336
	Paramount Global	4.850%	7/1/2042	1,868	1,530
	Paramount Global	4.375%	3/15/2043	2,689	2,075
	Paramount Global	5.850%	9/1/2043	850	777
	Paramount Global	5.250%	4/1/2044	877	726
	Paramount Global	4.900%	8/15/2044	1	1
	Paramount Global	4.600%	1/15/2045	2,535	1,975
	Paramount Global	4.950%	5/19/2050	1,027	815
	Rogers Communications Inc.	4.500%	3/15/2042	1,650	1,435
	Rogers Communications Inc.	5.450%	10/1/2043	1,190	1,148
	Rogers Communications Inc.	4.550%	3/15/2052	3,265	2,698
	Telefonica Emisiones SA	7.045%	6/20/2036	2,420	2,728
	Telefonica Emisiones SA	4.665%	3/6/2038	1,270	1,158
	Telefonica Emisiones SA	5.213%	3/8/2047	3,818	3,433
	Telefonica Emisiones SA	4.895%	3/6/2048	2,401	2,061
	Telefonica Emisiones SA	5.520%	3/1/2049	1,584	1,473
	TELUS Corp.	4.600%	11/16/2048	1,210	1,048
	Time Warner Cable LLC	6.550%	5/1/2037	937	973
	Time Warner Cable LLC	6.750%	6/15/2039	1,801	1,878
	Time Warner Cable LLC	5.875%	11/15/2040	1,593	1,523
	Time Warner Cable LLC	5.500%	9/1/2041	960	879
	Time Warner Cable LLC	4.500%	9/15/2042	1,760	1,413
	T-Mobile USA Inc.	4.375%	4/15/2040	2,930	2,645
	T-Mobile USA Inc.	3.000%	2/15/2041	4,266	3,202
	T-Mobile USA Inc.	4.500%	4/15/2050	4,268	3,592
	T-Mobile USA Inc.	3.300%	2/15/2051	4,615	3,135
	T-Mobile USA Inc.	3.400%	10/15/2052	4,917	3,363
	T-Mobile USA Inc.	5.750%	1/15/2054	2,829	2,832
	T-Mobile USA Inc.	6.000%	6/15/2054	1,455	1,507
	T-Mobile USA Inc.	5.250%	6/15/2055	1,497	1,392
	T-Mobile USA Inc.	5.875%	11/15/2055	2,016	2,058
	T-Mobile USA Inc.	3.600%	11/15/2060	3,389	2,299
	T-Mobile USA Inc.	5.800%	9/15/2062	2,105	2,113
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/2041	1,099	959
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	1,147	936
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	1,798	1,532
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	1,688	1,176
	Uber Technologies Inc.	5.350%	9/15/2054	1,600	1,551
	Verizon Communications Inc.	4.272%	1/15/2036	1,863	1,746
	Verizon Communications Inc.	5.250%	3/16/2037	1,717	1,736
[3]	Verizon Communications Inc.	5.401%	7/2/2037	3,306	3,359
	Verizon Communications Inc.	4.812%	3/15/2039	2,040	1,943
	Verizon Communications Inc.	2.650%	11/20/2040	3,275	2,369
	Verizon Communications Inc.	3.400%	3/22/2041	6,176	4,879
	Verizon Communications Inc.	2.850%	9/3/2041	1,229	894
	Verizon Communications Inc.	4.750%	11/1/2041	3,211	2,956
	Verizon Communications Inc.	3.850%	11/1/2042	1,065	867
	Verizon Communications Inc.	4.125%	8/15/2046	3,198	2,609
	Verizon Communications Inc.	4.862%	8/21/2046	4,148	3,772
	Verizon Communications Inc.	5.500%	3/16/2047	590	582
	Verizon Communications Inc.	4.522%	9/15/2048	2,837	2,441
	Verizon Communications Inc.	2.875%	11/20/2050	3,806	2,429
	Verizon Communications Inc.	3.550%	3/22/2051	6,571	4,807
	Verizon Communications Inc.	3.875%	3/1/2052	1,456	1,114
	Verizon Communications Inc.	4.672%	3/15/2055	3,020	2,606
	Verizon Communications Inc.	2.987%	10/30/2056	7,343	4,521
	Verizon Communications Inc.	3.000%	11/20/2060	3,428	2,078
	Verizon Communications Inc.	3.700%	3/22/2061	5,299	3,733
	Vodafone Group plc	6.150%	2/27/2037	1,205	1,312
	Vodafone Group plc	5.250%	5/30/2048	2,130	2,008
	Vodafone Group plc	4.875%	6/19/2049	3,870	3,432
	Vodafone Group plc	4.250%	9/17/2050	1,454	1,158
	Vodafone Group plc	5.625%	2/10/2053	774	753
	Vodafone Group plc	5.750%	6/28/2054	3,557	3,504
	Vodafone Group plc	5.750%	2/10/2063	915	889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vodafone Group plc	5.875%	6/28/2064	1,125	1,118
	Walt Disney Co.	6.400%	12/15/2035	786	893
	Walt Disney Co.	6.150%	3/1/2037	1,593	1,758
	Walt Disney Co.	6.650%	11/15/2037	445	514
	Walt Disney Co.	4.625%	3/23/2040	1,007	968
	Walt Disney Co.	3.500%	5/13/2040	4,649	3,897
	Walt Disney Co.	6.150%	2/15/2041	571	630
	Walt Disney Co.	5.400%	10/1/2043	1,889	1,916
	Walt Disney Co.	4.750%	9/15/2044	2,177	2,017
	Walt Disney Co.	4.750%	11/15/2046	1,867	1,710
	Walt Disney Co.	2.750%	9/1/2049	4,454	2,872
	Walt Disney Co.	4.700%	3/23/2050	779	711
	Walt Disney Co.	3.600%	1/13/2051	2,753	2,083
	Walt Disney Co.	3.800%	5/13/2060	2,660	1,991
					385,567
Consumer Discretionary (2.3%)
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	2,801	2,581
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	1,660	1,237
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	2,730	2,331
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	2,266	1,584
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	1,634	1,402
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	1,200	805
	Amazon.com Inc.	3.875%	8/22/2037	5,365	4,941
	Amazon.com Inc.	4.950%	12/5/2044	1,400	1,385
	Amazon.com Inc.	4.050%	8/22/2047	5,419	4,583
	Amazon.com Inc.	2.500%	6/3/2050	4,827	2,977
	Amazon.com Inc.	3.100%	5/12/2051	4,795	3,329
	Amazon.com Inc.	3.950%	4/13/2052	999	811
	Amazon.com Inc.	4.250%	8/22/2057	4,287	3,599
	Amazon.com Inc.	2.700%	6/3/2060	2,712	1,602
	Amazon.com Inc.	3.250%	5/12/2061	4,445	2,978
	Amazon.com Inc.	4.100%	4/13/2062	3,169	2,547
[1]	American University	3.672%	4/1/2049	605	464
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	585	467
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/2049	935	855
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	1,717	1,090
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	820	620
	BorgWarner Inc.	4.375%	3/15/2045	748	637
[1]	Brown University	2.924%	9/1/2050	631	425
	Brunswick Corp.	5.100%	4/1/2052	586	470
[1]	California Endowment	2.498%	4/1/2051	930	549
	California Institute of Technology	4.321%	8/1/2045	475	414
	California Institute of Technology	4.700%	11/1/2111	730	607
	California Institute of Technology	3.650%	9/1/2119	440	287
[1]	Case Western Reserve University	5.405%	6/1/2122	350	331
	Darden Restaurants Inc.	4.550%	2/15/2048	175	146
	DR Horton Inc.	5.500%	10/15/2035	1,027	1,064
[1]	Duke University	2.682%	10/1/2044	754	556
[1]	Duke University	2.757%	10/1/2050	585	379
[1]	Duke University	2.832%	10/1/2055	912	580
	eBay Inc.	4.000%	7/15/2042	1,251	1,044
	eBay Inc.	3.650%	5/10/2051	1,265	946
[1]	Emory University	2.969%	9/1/2050	675	452
[1]	Ford Foundation	2.815%	6/1/2070	209	121
	Ford Motor Co.	4.750%	1/15/2043	3,993	3,184
	Ford Motor Co.	5.291%	12/8/2046	1,631	1,375
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	915	751
	General Motors Co.	6.600%	4/1/2036	1,046	1,128
	General Motors Co.	5.150%	4/1/2038	2,200	2,106
	General Motors Co.	6.250%	10/2/2043	3,691	3,755
	General Motors Co.	5.200%	4/1/2045	2,119	1,906
	General Motors Co.	6.750%	4/1/2046	556	595
	General Motors Co.	5.400%	4/1/2048	951	867
	General Motors Co.	5.950%	4/1/2049	3,890	3,791
[1]	George Washington University	4.300%	9/15/2044	1,236	1,066
	George Washington University	4.868%	9/15/2045	750	697
[1]	George Washington University	4.126%	9/15/2048	855	705
[1]	Georgetown University	4.315%	4/1/2049	743	624
[1]	Georgetown University	2.943%	4/1/2050	737	484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Georgetown University	5.215%	10/1/2118	550	492
	Harley-Davidson Inc.	4.625%	7/28/2045	1,135	923
	Hasbro Inc.	6.350%	3/15/2040	644	672
	Hasbro Inc.	5.100%	5/15/2044	817	726
	Home Depot Inc.	5.875%	12/16/2036	4,131	4,496
	Home Depot Inc.	3.300%	4/15/2040	2,275	1,864
	Home Depot Inc.	5.400%	9/15/2040	1,738	1,789
	Home Depot Inc.	5.950%	4/1/2041	980	1,055
	Home Depot Inc.	4.200%	4/1/2043	1,205	1,050
	Home Depot Inc.	4.875%	2/15/2044	2,056	1,951
	Home Depot Inc.	4.400%	3/15/2045	1,897	1,673
	Home Depot Inc.	4.250%	4/1/2046	3,472	2,982
	Home Depot Inc.	3.900%	6/15/2047	2,021	1,634
	Home Depot Inc.	4.500%	12/6/2048	510	449
	Home Depot Inc.	3.125%	12/15/2049	2,571	1,782
	Home Depot Inc.	3.350%	4/15/2050	2,676	1,932
	Home Depot Inc.	2.375%	3/15/2051	1,322	771
	Home Depot Inc.	3.625%	4/15/2052	1,983	1,485
	Home Depot Inc.	4.950%	9/15/2052	989	922
	Home Depot Inc.	5.300%	6/25/2054	1,271	1,244
	Home Depot Inc.	3.500%	9/15/2056	928	663
	Home Depot Inc.	5.400%	6/25/2064	1,407	1,389
[1]	Howard University	5.209%	10/1/2052	725	644
	JD.com Inc.	4.125%	1/14/2050	670	552
[1]	Johns Hopkins University	4.083%	7/1/2053	460	375
[1]	Johns Hopkins University	2.813%	1/1/2060	583	346
	Lear Corp.	5.250%	5/15/2049	735	662
	Lear Corp.	3.550%	1/15/2052	962	652
	Leggett & Platt Inc.	3.500%	11/15/2051	934	612
	Leland Stanford Junior University	3.647%	5/1/2048	982	777
	Leland Stanford Junior University	2.413%	6/1/2050	535	326
	Lowe's Cos. Inc.	4.850%	10/15/2035	2,115	2,098
	Lowe's Cos. Inc.	5.000%	4/15/2040	855	837
	Lowe's Cos. Inc.	2.800%	9/15/2041	1,352	978
	Lowe's Cos. Inc.	4.250%	9/15/2044	448	362
	Lowe's Cos. Inc.	3.700%	4/15/2046	1,546	1,187
	Lowe's Cos. Inc.	4.050%	5/3/2047	2,670	2,149
	Lowe's Cos. Inc.	4.550%	4/5/2049	2,066	1,763
	Lowe's Cos. Inc.	5.125%	4/15/2050	720	667
	Lowe's Cos. Inc.	3.000%	10/15/2050	3,722	2,405
	Lowe's Cos. Inc.	3.500%	4/1/2051	2,216	1,570
	Lowe's Cos. Inc.	4.250%	4/1/2052	2,188	1,766
	Lowe's Cos. Inc.	5.625%	4/15/2053	1,125	1,118
	Lowe's Cos. Inc.	5.750%	7/1/2053	1,182	1,192
	Lowe's Cos. Inc.	4.450%	4/1/2062	2,730	2,178
	Lowe's Cos. Inc.	5.800%	9/15/2062	1,178	1,182
	Lowe's Cos. Inc.	5.850%	4/1/2063	585	591
	Marriott International Inc.	5.250%	10/15/2035	419	423
	Marriott International Inc.	5.500%	4/15/2037	2,471	2,524
	Masco Corp.	4.500%	5/15/2047	749	625
	Masco Corp.	3.125%	2/15/2051	580	376
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	1,061	730
[1]	Massachusetts Institute of Technology	2.294%	7/1/2051	737	430
	Massachusetts Institute of Technology	3.067%	4/1/2052	570	393
	Massachusetts Institute of Technology	5.618%	6/1/2055	750	792
	Massachusetts Institute of Technology	5.600%	7/1/2111	1,460	1,474
	Massachusetts Institute of Technology	4.678%	7/1/2114	740	632
	Massachusetts Institute of Technology	3.885%	7/1/2116	441	315
	McDonald's Corp.	5.000%	2/13/2036	2,006	2,021
[1]	McDonald's Corp.	6.300%	10/15/2037	1,269	1,413
[1]	McDonald's Corp.	6.300%	3/1/2038	2,001	2,216
[1]	McDonald's Corp.	5.700%	2/1/2039	962	1,023
[1]	McDonald's Corp.	4.875%	7/15/2040	1,005	969
[1]	McDonald's Corp.	3.700%	2/15/2042	874	716
[1]	McDonald's Corp.	3.625%	5/1/2043	540	430
[1]	McDonald's Corp.	4.600%	5/26/2045	1,311	1,175
[1]	McDonald's Corp.	4.875%	12/9/2045	2,266	2,096
[1]	McDonald's Corp.	4.450%	3/1/2047	1,998	1,730
[1]	McDonald's Corp.	4.450%	9/1/2048	1,094	941
[1]	McDonald's Corp.	3.625%	9/1/2049	1,640	1,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	McDonald's Corp.	4.200%	4/1/2050	2,235	1,836
[1]	McDonald's Corp.	5.150%	9/9/2052	1,412	1,335
	McDonald's Corp.	5.450%	8/14/2053	657	650
	MDC Holdings Inc.	6.000%	1/15/2043	1,853	1,761
	NIKE Inc.	3.250%	3/27/2040	980	796
	NIKE Inc.	3.625%	5/1/2043	980	791
	NIKE Inc.	3.875%	11/1/2045	994	809
	NIKE Inc.	3.375%	11/1/2046	580	435
[1]	Northeastern University	2.894%	10/1/2050	745	509
	Northwestern University	4.940%	12/1/2035	915	938
[1]	Northwestern University	4.643%	12/1/2044	759	724
[1]	Northwestern University	2.640%	12/1/2050	434	275
[1]	Northwestern University	3.662%	12/1/2057	472	348
	Owens Corning	7.000%	12/1/2036	1,155	1,321
	Owens Corning	4.300%	7/15/2047	1,229	1,015
	Owens Corning	4.400%	1/30/2048	802	667
	Owens Corning	5.950%	6/15/2054	970	1,000
	President & Fellows of Harvard College	4.875%	10/15/2040	508	502
	President & Fellows of Harvard College	3.150%	7/15/2046	955	706
	President & Fellows of Harvard College	2.517%	10/15/2050	797	494
	President & Fellows of Harvard College	3.745%	11/15/2052	1,308	1,024
	President & Fellows of Harvard College	3.300%	7/15/2056	1,650	1,155
[1]	Rockefeller Foundation	2.492%	10/1/2050	685	422
[4]	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	1,000	1,006
	Snap-on Inc.	4.100%	3/1/2048	774	645
	Snap-on Inc.	3.100%	5/1/2050	960	663
	Stanley Black & Decker Inc.	5.200%	9/1/2040	915	894
	Stanley Black & Decker Inc.	4.850%	11/15/2048	963	840
	Stanley Black & Decker Inc.	2.750%	11/15/2050	520	308
	Starbucks Corp.	4.300%	6/15/2045	295	247
	Starbucks Corp.	3.750%	12/1/2047	1,217	924
	Starbucks Corp.	4.500%	11/15/2048	1,170	997
	Starbucks Corp.	4.450%	8/15/2049	1,500	1,262
	Starbucks Corp.	3.500%	11/15/2050	1,445	1,031
	Thomas Jefferson University	3.847%	11/1/2057	650	466
	TJX Cos. Inc.	4.500%	4/15/2050	957	846
[1]	Trustees of Boston College	3.129%	7/1/2052	420	295
[1]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	625	613
	Trustees of Princeton University	5.700%	3/1/2039	59	64
[1]	Trustees of Princeton University	2.516%	7/1/2050	1,225	776
	Trustees of Princeton University	4.201%	3/1/2052	740	627
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	1,002	600
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	505	428
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	440	289
[1]	University of Chicago	2.761%	4/1/2045	695	548
[1]	University of Chicago	2.547%	4/1/2050	513	333
[1]	University of Chicago	4.003%	10/1/2053	3	2
[1]	University of Miami	4.063%	4/1/2052	685	553
[1]	University of Notre Dame du Lac	3.438%	2/15/2045	712	557
[1]	University of Notre Dame du Lac	3.394%	2/15/2048	573	432
[1]	University of Southern California	3.028%	10/1/2039	566	468
[1]	University of Southern California	3.841%	10/1/2047	820	660
	University of Southern California	2.805%	10/1/2050	941	612
[1]	University of Southern California	2.945%	10/1/2051	715	475
	University of Southern California	4.976%	10/1/2053	220	208
	University of Southern California	5.250%	10/1/2111	425	402
[1]	University of Southern California	3.226%	10/1/2120	381	225
[1]	Washington University	3.524%	4/15/2054	710	521
	Washington University	4.349%	4/15/2122	670	522
[1]	William Marsh Rice University	3.574%	5/15/2045	499	401
[1]	William Marsh Rice University	3.774%	5/15/2055	585	452
[1]	Yale University	2.402%	4/15/2050	817	497
					199,037
Consumer Staples (3.1%)
	Altria Group Inc.	5.800%	2/14/2039	4,202	4,356
	Altria Group Inc.	3.400%	2/4/2041	949	736
	Altria Group Inc.	4.250%	8/9/2042	912	767
	Altria Group Inc.	4.500%	5/2/2043	891	767
	Altria Group Inc.	3.875%	9/16/2046	3,523	2,694

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	5.950%	2/14/2049	2,536	2,594
	Altria Group Inc.	4.450%	5/6/2050	2,430	1,975
	Altria Group Inc.	3.700%	2/4/2051	3,752	2,705
	Altria Group Inc.	6.200%	2/14/2059	230	237
	Altria Group Inc.	4.000%	2/4/2061	960	707
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	9,317	9,204
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	17,454	16,336
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	1,543	1,519
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	2,884	2,693
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	3,772	4,873
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	4,886	5,044
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	683	876
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	2,043	1,965
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	2,726	2,370
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	6,989	7,070
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	3,135	3,268
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	697	541
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	505	441
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	985	614
	BAT Capital Corp.	4.390%	8/15/2037	4,015	3,677
	BAT Capital Corp.	7.079%	8/2/2043	1,535	1,732
	BAT Capital Corp.	4.540%	8/15/2047	4,529	3,799
	BAT Capital Corp.	4.758%	9/6/2049	980	834
	BAT Capital Corp.	5.282%	4/2/2050	1,769	1,610
	BAT Capital Corp.	5.650%	3/16/2052	1,735	1,659
	BAT Capital Corp.	7.081%	8/2/2053	1,996	2,281
	BAT Capital Corp.	6.250%	8/15/2055	954	998
	Brown-Forman Corp.	4.500%	7/15/2045	2,055	1,814
	Campbell's Co.	4.800%	3/15/2048	1,617	1,428
	Campbell's Co.	3.125%	4/24/2050	908	598
	Church & Dwight Co. Inc.	3.950%	8/1/2047	980	784
	Coca-Cola Co.	2.500%	6/1/2040	1,605	1,193
	Coca-Cola Co.	2.875%	5/5/2041	1,755	1,350
	Coca-Cola Co.	4.200%	3/25/2050	1,855	1,579
	Coca-Cola Co.	2.600%	6/1/2050	4,675	2,960
	Coca-Cola Co.	3.000%	3/5/2051	1,200	819
	Coca-Cola Co.	2.500%	3/15/2051	1,984	1,213
	Coca-Cola Co.	5.300%	5/13/2054	534	532
	Coca-Cola Co.	5.200%	1/14/2055	3,516	3,447
	Coca-Cola Co.	2.750%	6/1/2060	905	550
	Coca-Cola Co.	5.400%	5/13/2064	1,920	1,911
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	1,115	1,086
[1]	Colgate-Palmolive Co.	4.000%	8/15/2045	710	601
[1]	Colgate-Palmolive Co.	3.700%	8/1/2047	885	711
	Conagra Brands Inc.	5.300%	11/1/2038	2,639	2,534
	Constellation Brands Inc.	4.500%	5/9/2047	1,265	1,061
	Constellation Brands Inc.	4.100%	2/15/2048	1,160	915
	Constellation Brands Inc.	5.250%	11/15/2048	622	579
	Constellation Brands Inc.	3.750%	5/1/2050	975	716
	Diageo Capital plc	5.875%	9/30/2036	1,290	1,398
	Diageo Capital plc	3.875%	4/29/2043	980	812
	Diageo Investment Corp.	4.250%	5/11/2042	1,057	923
	Dollar General Corp.	4.125%	4/3/2050	1,997	1,576
	Dollar General Corp.	5.500%	11/1/2052	400	384
	Dollar Tree Inc.	3.375%	12/1/2051	958	644
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	778	847
	Estee Lauder Cos. Inc.	4.375%	6/15/2045	375	317
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	505	408
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	885	588
	General Mills Inc.	3.000%	2/1/2051	1,369	894
	Haleon US Capital LLC	4.000%	3/24/2052	1,396	1,113
	Hershey Co.	3.125%	11/15/2049	2,033	1,399
	Hormel Foods Corp.	3.050%	6/3/2051	1,040	696
	Ingredion Inc.	3.900%	6/1/2050	555	414
	J M Smucker Co.	6.500%	11/15/2043	1,125	1,227
	J M Smucker Co.	6.500%	11/15/2053	1,570	1,734
[3]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	1,550	1,577
	JBS USA Holding Lux Sarl	4.375%	2/2/2052	1,474	1,160
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	2,997	3,159
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	2,101	2,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	2,585	2,650
[3]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	950	977
[3]	JBS USA LUX Sarl	6.375%	2/25/2055	1,095	1,143
	Kellanova	4.500%	4/1/2046	1,164	1,022
	Kellanova	5.750%	5/16/2054	590	596
	Kenvue Inc.	5.100%	3/22/2043	1,247	1,203
	Kenvue Inc.	5.050%	3/22/2053	2,390	2,222
	Kenvue Inc.	5.200%	3/22/2063	1,050	973
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	1,490	1,230
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	645	523
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	416	303
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	735	486
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	2,166	1,747
	Kimberly-Clark Corp.	6.625%	8/1/2037	1,312	1,529
	Kimberly-Clark Corp.	5.300%	3/1/2041	874	886
	Kimberly-Clark Corp.	3.200%	7/30/2046	1,338	976
	Kimberly-Clark Corp.	2.875%	2/7/2050	1,094	726
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	1,120	1,165
	Kraft Heinz Foods Co.	6.875%	1/26/2039	1,270	1,416
	Kraft Heinz Foods Co.	6.500%	2/9/2040	675	729
	Kraft Heinz Foods Co.	5.000%	6/4/2042	1,010	933
	Kraft Heinz Foods Co.	5.200%	7/15/2045	2,676	2,474
	Kraft Heinz Foods Co.	4.375%	6/1/2046	5,131	4,269
	Kraft Heinz Foods Co.	4.875%	10/1/2049	2,695	2,357
	Kraft Heinz Foods Co.	5.500%	6/1/2050	1,401	1,325
	Kroger Co.	6.900%	4/15/2038	444	509
	Kroger Co.	5.400%	7/15/2040	479	479
	Kroger Co.	5.000%	4/15/2042	134	127
	Kroger Co.	5.150%	8/1/2043	1,299	1,232
	Kroger Co.	3.875%	10/15/2046	636	497
	Kroger Co.	4.450%	2/1/2047	2,564	2,184
	Kroger Co.	4.650%	1/15/2048	1,160	1,007
	Kroger Co.	3.950%	1/15/2050	1,662	1,291
	Kroger Co.	5.500%	9/15/2054	3,045	2,966
	Kroger Co.	5.650%	9/15/2064	1,765	1,724
	McCormick & Co. Inc.	4.200%	8/15/2047	531	434
	Mead Johnson Nutrition Co.	5.900%	11/1/2039	665	707
	Mead Johnson Nutrition Co.	4.600%	6/1/2044	2,314	2,085
	Molson Coors Beverage Co.	5.000%	5/1/2042	1,607	1,501
	Molson Coors Beverage Co.	4.200%	7/15/2046	2,851	2,319
	Mondelez International Inc.	2.625%	9/4/2050	1,784	1,082
	PepsiCo Inc.	2.625%	10/21/2041	1,755	1,277
	PepsiCo Inc.	4.000%	3/5/2042	1,448	1,258
	PepsiCo Inc.	3.600%	8/13/2042	855	698
	PepsiCo Inc.	4.450%	4/14/2046	2,304	2,060
	PepsiCo Inc.	3.450%	10/6/2046	2,286	1,747
	PepsiCo Inc.	4.000%	5/2/2047	1,088	901
	PepsiCo Inc.	3.375%	7/29/2049	1,600	1,170
	PepsiCo Inc.	2.875%	10/15/2049	1,434	962
	PepsiCo Inc.	3.625%	3/19/2050	83	64
	PepsiCo Inc.	2.750%	10/21/2051	874	560
	PepsiCo Inc.	3.875%	3/19/2060	695	540
	Philip Morris International Inc.	6.375%	5/16/2038	1,731	1,942
	Philip Morris International Inc.	4.375%	11/15/2041	1,580	1,412
	Philip Morris International Inc.	4.500%	3/20/2042	927	835
	Philip Morris International Inc.	4.125%	3/4/2043	3,356	2,869
	Philip Morris International Inc.	4.875%	11/15/2043	1,522	1,418
	Philip Morris International Inc.	4.250%	11/10/2044	1,971	1,696
	Procter & Gamble Co.	5.550%	3/5/2037	112	122
	Procter & Gamble Co.	3.550%	3/25/2040	856	746
	Procter & Gamble Co.	3.500%	10/25/2047	403	314
	Reynolds American Inc.	7.250%	6/15/2037	297	341
	Reynolds American Inc.	6.150%	9/15/2043	1,375	1,413
	Reynolds American Inc.	5.850%	8/15/2045	2,362	2,340
	Sysco Corp.	6.600%	4/1/2040	550	614
	Sysco Corp.	4.500%	4/1/2046	515	445
	Sysco Corp.	4.450%	3/15/2048	1,455	1,239
	Sysco Corp.	3.300%	2/15/2050	1,155	808
	Sysco Corp.	6.600%	4/1/2050	2,107	2,341
	Sysco Corp.	3.150%	12/14/2051	4	3

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	5.250%	2/15/2036	1,625	1,673
	Target Corp.	6.500%	10/15/2037	940	1,070
	Target Corp.	7.000%	1/15/2038	750	885
	Target Corp.	4.000%	7/1/2042	1,005	859
	Target Corp.	3.625%	4/15/2046	1,172	904
	Target Corp.	3.900%	11/15/2047	1,203	959
	Target Corp.	2.950%	1/15/2052	2,950	1,940
	Target Corp.	4.800%	1/15/2053	773	703
	Tyson Foods Inc.	4.550%	6/2/2047	993	851
	Tyson Foods Inc.	5.100%	9/28/2048	3,390	3,135
[1]	Unilever Capital Corp.	2.625%	8/12/2051	1,577	993
	Walmart Inc.	6.200%	4/15/2038	1,009	1,146
	Walmart Inc.	3.950%	6/28/2038	2,574	2,391
	Walmart Inc.	5.625%	4/1/2040	982	1,056
	Walmart Inc.	5.000%	10/25/2040	2,309	2,350
	Walmart Inc.	5.625%	4/15/2041	675	721
	Walmart Inc.	4.000%	4/11/2043	1,086	952
	Walmart Inc.	3.625%	12/15/2047	1,072	849
	Walmart Inc.	4.050%	6/29/2048	3,754	3,164
	Walmart Inc.	2.950%	9/24/2049	940	652
	Walmart Inc.	2.650%	9/22/2051	3,105	1,981
	Walmart Inc.	4.500%	9/9/2052	1,990	1,784
	Walmart Inc.	4.500%	4/15/2053	1,800	1,614
					261,769
Energy (4.1%)
	Apache Corp.	6.000%	1/15/2037	306	304
	Apache Corp.	5.100%	9/1/2040	1,028	890
	Baker Hughes Holdings LLC	5.125%	9/15/2040	902	886
	Baker Hughes Holdings LLC	4.080%	12/15/2047	1,016	822
	BP Capital Markets America Inc.	3.060%	6/17/2041	3,217	2,447
	BP Capital Markets America Inc.	3.000%	2/24/2050	4,324	2,867
	BP Capital Markets America Inc.	2.772%	11/10/2050	3,716	2,339
	BP Capital Markets America Inc.	2.939%	6/4/2051	4,205	2,719
	BP Capital Markets America Inc.	3.001%	3/17/2052	3,995	2,601
	BP Capital Markets America Inc.	3.379%	2/8/2061	2,747	1,831
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	925	1,007
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	1,160	1,238
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	560	616
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	1,454	1,293
	Cenovus Energy Inc.	5.250%	6/15/2037	1,006	984
	Cenovus Energy Inc.	6.750%	11/15/2039	895	989
	Cenovus Energy Inc.	5.400%	6/15/2047	926	856
	Cenovus Energy Inc.	3.750%	2/15/2052	960	682
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	2,579	2,168
[3]	Cheniere Energy Partners LP	5.550%	10/30/2035	1,725	1,765
	Chevron USA Inc.	4.850%	10/15/2035	2,325	2,352
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	1,600	1,482
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	1,850	1,436
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	1,849	2,185
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	900	897
	ConocoPhillips	5.900%	5/15/2038	1,302	1,396
	ConocoPhillips	6.500%	2/1/2039	3,417	3,860
	ConocoPhillips	4.875%	10/1/2047	1,160	1,056
	ConocoPhillips Co.	3.758%	3/15/2042	1,565	1,286
	ConocoPhillips Co.	4.300%	11/15/2044	1,656	1,432
	ConocoPhillips Co.	3.800%	3/15/2052	2,197	1,651
	ConocoPhillips Co.	5.300%	5/15/2053	1,947	1,855
	ConocoPhillips Co.	5.550%	3/15/2054	1,120	1,104
	ConocoPhillips Co.	5.500%	1/15/2055	1,770	1,732
	ConocoPhillips Co.	4.025%	3/15/2062	3,193	2,386
	ConocoPhillips Co.	5.700%	9/15/2063	1,252	1,243
	ConocoPhillips Co.	5.650%	1/15/2065	1,122	1,102
	Continental Resources Inc.	4.900%	6/1/2044	1,177	960
	Coterra Energy Inc.	5.900%	2/15/2055	1,120	1,082
	DCP Midstream Operating LP	5.600%	4/1/2044	765	741
	Devon Energy Corp.	5.600%	7/15/2041	1,987	1,915
	Devon Energy Corp.	5.000%	6/15/2045	2,445	2,126
	Devon Energy Corp.	5.750%	9/15/2054	1,265	1,173
	Diamondback Energy Inc.	4.400%	3/24/2051	1,175	949

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Diamondback Energy Inc.	4.250%	3/15/2052	972	763
	Diamondback Energy Inc.	5.750%	4/18/2054	3,085	2,967
	Diamondback Energy Inc.	5.900%	4/18/2064	2,171	2,091
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	1,675	1,649
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	650	682
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	500	450
	Enbridge Energy Partners LP	5.500%	9/15/2040	805	801
	Enbridge Energy Partners LP	7.375%	10/15/2045	990	1,165
	Enbridge Inc.	4.500%	6/10/2044	1,107	948
	Enbridge Inc.	5.500%	12/1/2046	967	957
	Enbridge Inc.	3.400%	8/1/2051	4,080	2,793
	Enbridge Inc.	6.700%	11/15/2053	1,087	1,214
	Enbridge Inc.	5.950%	4/5/2054	2,346	2,409
	Energy Transfer LP	6.625%	10/15/2036	963	1,052
[1]	Energy Transfer LP	5.800%	6/15/2038	840	855
	Energy Transfer LP	7.500%	7/1/2038	970	1,127
	Energy Transfer LP	6.050%	6/1/2041	1,789	1,826
	Energy Transfer LP	6.500%	2/1/2042	1,580	1,677
	Energy Transfer LP	5.150%	2/1/2043	754	684
	Energy Transfer LP	5.950%	10/1/2043	995	983
	Energy Transfer LP	5.000%	5/15/2044	699	619
	Energy Transfer LP	5.150%	3/15/2045	1,031	926
	Energy Transfer LP	6.125%	12/15/2045	866	874
	Energy Transfer LP	5.300%	4/15/2047	1,590	1,437
	Energy Transfer LP	5.400%	10/1/2047	2,078	1,905
	Energy Transfer LP	6.000%	6/15/2048	1,361	1,342
	Energy Transfer LP	6.250%	4/15/2049	5,066	5,113
	Energy Transfer LP	5.000%	5/15/2050	2,079	1,780
	Energy Transfer LP	5.950%	5/15/2054	3,340	3,240
	Energy Transfer LP	6.050%	9/1/2054	2,308	2,272
	Energy Transfer LP	6.200%	4/1/2055	982	988
	Enterprise Products Operating LLC	5.200%	1/15/2036	1,450	1,474
	Enterprise Products Operating LLC	7.550%	4/15/2038	980	1,177
	Enterprise Products Operating LLC	6.125%	10/15/2039	950	1,027
	Enterprise Products Operating LLC	5.700%	2/15/2042	865	889
	Enterprise Products Operating LLC	4.850%	8/15/2042	1,465	1,361
	Enterprise Products Operating LLC	4.450%	2/15/2043	998	882
	Enterprise Products Operating LLC	4.850%	3/15/2044	873	804
	Enterprise Products Operating LLC	5.100%	2/15/2045	2,800	2,660
	Enterprise Products Operating LLC	4.900%	5/15/2046	987	906
	Enterprise Products Operating LLC	4.250%	2/15/2048	2,125	1,769
	Enterprise Products Operating LLC	4.800%	2/1/2049	974	871
	Enterprise Products Operating LLC	4.200%	1/31/2050	2,195	1,792
	Enterprise Products Operating LLC	3.700%	1/31/2051	900	670
	Enterprise Products Operating LLC	3.200%	2/15/2052	2,524	1,711
	Enterprise Products Operating LLC	3.300%	2/15/2053	2,171	1,475
	Enterprise Products Operating LLC	4.950%	10/15/2054	1,997	1,797
	Enterprise Products Operating LLC	5.550%	2/16/2055	2,865	2,832
	Enterprise Products Operating LLC	3.950%	1/31/2060	2,200	1,642
	EOG Resources Inc.	5.350%	1/15/2036	2,450	2,516
	EOG Resources Inc.	4.950%	4/15/2050	998	908
	EOG Resources Inc.	5.650%	12/1/2054	790	792
	EOG Resources Inc.	5.950%	7/15/2055	725	758
	Exxon Mobil Corp.	2.995%	8/16/2039	1,818	1,454
	Exxon Mobil Corp.	4.227%	3/19/2040	4,072	3,730
	Exxon Mobil Corp.	3.567%	3/6/2045	969	773
	Exxon Mobil Corp.	4.114%	3/1/2046	2,632	2,234
	Exxon Mobil Corp.	3.095%	8/16/2049	2,095	1,456
	Exxon Mobil Corp.	4.327%	3/19/2050	4,535	3,890
	Exxon Mobil Corp.	3.452%	4/15/2051	4,309	3,156
	Halliburton Co.	4.850%	11/15/2035	3,155	3,107
	Halliburton Co.	6.700%	9/15/2038	2,356	2,641
	Halliburton Co.	4.500%	11/15/2041	1,080	956
	Halliburton Co.	4.750%	8/1/2043	2,251	2,016
	Halliburton Co.	5.000%	11/15/2045	3,299	3,002
	Hess Corp.	6.000%	1/15/2040	1,156	1,257
	Hess Corp.	5.600%	2/15/2041	2,367	2,457
	Hess Corp.	5.800%	4/1/2047	465	484
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	1,071	1,206
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	881	956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	1,088	1,183
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	1,000	994
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	842	774
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	660	581
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	965	884
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	971	939
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	950	906
	Kinder Morgan Inc.	5.550%	6/1/2045	3,224	3,134
	Kinder Morgan Inc.	5.050%	2/15/2046	1,358	1,229
	Kinder Morgan Inc.	5.200%	3/1/2048	2,181	1,999
	Kinder Morgan Inc.	3.250%	8/1/2050	949	629
	Kinder Morgan Inc.	3.600%	2/15/2051	1,260	886
	Kinder Morgan Inc.	5.950%	8/1/2054	2,685	2,708
	Marathon Petroleum Corp.	6.500%	3/1/2041	2,815	3,032
	Marathon Petroleum Corp.	4.750%	9/15/2044	1,912	1,654
	Marathon Petroleum Corp.	5.000%	9/15/2054	1,056	900
	MPLX LP	4.500%	4/15/2038	1,609	1,457
	MPLX LP	5.200%	3/1/2047	1,134	1,020
	MPLX LP	5.200%	12/1/2047	1,450	1,298
	MPLX LP	4.700%	4/15/2048	1,790	1,499
	MPLX LP	5.500%	2/15/2049	2,956	2,752
	MPLX LP	4.950%	3/14/2052	2,057	1,756
	MPLX LP	5.650%	3/1/2053	865	816
	MPLX LP	5.950%	4/1/2055	751	734
	MPLX LP	6.200%	9/15/2055	1,550	1,569
	NOV Inc.	3.950%	12/1/2042	963	752
	Occidental Petroleum Corp.	6.450%	9/15/2036	3,458	3,669
	Occidental Petroleum Corp.	6.200%	3/15/2040	1,276	1,295
	Occidental Petroleum Corp.	6.600%	3/15/2046	2,144	2,238
	Occidental Petroleum Corp.	4.400%	4/15/2046	203	159
	Occidental Petroleum Corp.	4.200%	3/15/2048	525	385
	Occidental Petroleum Corp.	6.050%	10/1/2054	965	941
	ONEOK Inc.	5.400%	10/15/2035	2,000	2,009
	ONEOK Inc.	5.150%	10/15/2043	820	749
	ONEOK Inc.	5.600%	4/1/2044	1,370	1,302
	ONEOK Inc.	5.050%	4/1/2045	508	451
	ONEOK Inc.	4.250%	9/15/2046	627	493
	ONEOK Inc.	5.450%	6/1/2047	940	868
	ONEOK Inc.	4.950%	7/13/2047	1,460	1,267
	ONEOK Inc.	5.200%	7/15/2048	1,445	1,292
	ONEOK Inc.	4.450%	9/1/2049	990	797
	ONEOK Inc.	3.950%	3/1/2050	1,764	1,296
	ONEOK Inc.	4.500%	3/15/2050	905	739
	ONEOK Inc.	7.150%	1/15/2051	1,154	1,293
	ONEOK Inc.	6.625%	9/1/2053	2,330	2,478
	ONEOK Inc.	5.700%	11/1/2054	2,038	1,926
	ONEOK Inc.	6.250%	10/15/2055	2,480	2,519
	ONEOK Inc.	5.850%	11/1/2064	1,385	1,321
	ONEOK Partners LP	6.650%	10/1/2036	895	979
	ONEOK Partners LP	6.850%	10/15/2037	1,055	1,163
	ONEOK Partners LP	6.125%	2/1/2041	947	971
	ONEOK Partners LP	6.200%	9/15/2043	971	995
	Ovintiv Inc.	6.625%	8/15/2037	1,268	1,342
	Ovintiv Inc.	6.500%	2/1/2038	1,060	1,115
	Phillips 66	5.875%	5/1/2042	3,870	3,964
	Phillips 66	4.875%	11/15/2044	1,378	1,232
	Phillips 66	3.300%	3/15/2052	1,815	1,204
	Phillips 66 Co.	4.680%	2/15/2045	645	553
	Phillips 66 Co.	4.900%	10/1/2046	1,856	1,630
[1]	Phillips 66 Co.	6.200%	3/15/2056	939	942
	Plains All American Pipeline LP	5.600%	1/15/2036	507	513
	Plains All American Pipeline LP	6.650%	1/15/2037	840	915
	Plains All American Pipeline LP	5.150%	6/1/2042	1,090	994
	Plains All American Pipeline LP	4.300%	1/31/2043	485	397
	Plains All American Pipeline LP	4.700%	6/15/2044	1,338	1,137
	Plains All American Pipeline LP	4.900%	2/15/2045	1,160	1,013
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	958	1,006
[1]	Shell Finance US Inc.	4.550%	8/12/2043	1,159	1,050
[1]	Shell Finance US Inc.	4.375%	5/11/2045	4,625	4,043
[1]	Shell Finance US Inc.	4.000%	5/10/2046	3,867	3,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Shell Finance US Inc.	3.750%	9/12/2046	1,674	1,331
[1]	Shell Finance US Inc.	3.250%	4/6/2050	2,497	1,770
	Shell International Finance BV	6.375%	12/15/2038	1,322	1,496
	Shell International Finance BV	5.500%	3/25/2040	1,970	2,040
	Shell International Finance BV	2.875%	11/26/2041	2,549	1,890
	Shell International Finance BV	3.625%	8/21/2042	1,522	1,233
	Shell International Finance BV	3.125%	11/7/2049	610	422
	Shell International Finance BV	3.000%	11/26/2051	2,455	1,638
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	880	858
	Spectra Energy Partners LP	5.950%	9/25/2043	782	800
	Spectra Energy Partners LP	4.500%	3/15/2045	923	792
	Suncor Energy Inc.	6.800%	5/15/2038	754	831
	Suncor Energy Inc.	6.850%	6/1/2039	877	975
	Suncor Energy Inc.	4.000%	11/15/2047	1,040	792
	Suncor Energy Inc.	3.750%	3/4/2051	950	681
	Targa Resources Corp.	5.650%	2/15/2036	700	717
	Targa Resources Corp.	4.950%	4/15/2052	765	655
	Targa Resources Corp.	6.500%	2/15/2053	1,460	1,537
	Targa Resources Corp.	6.125%	5/15/2055	2,141	2,154
	TotalEnergies Capital International SA	2.986%	6/29/2041	340	258
	TotalEnergies Capital International SA	3.461%	7/12/2049	1,850	1,353
	TotalEnergies Capital International SA	3.127%	5/29/2050	3,905	2,668
	TotalEnergies Capital International SA	3.386%	6/29/2060	2,610	1,751
	TotalEnergies Capital SA	5.488%	4/5/2054	1,100	1,090
	TotalEnergies Capital SA	5.275%	9/10/2054	1,135	1,091
	TotalEnergies Capital SA	5.638%	4/5/2064	2,627	2,627
	TotalEnergies Capital SA	5.425%	9/10/2064	2,535	2,441
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	925	973
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	2,083	2,230
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	2,889	3,331
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	3,405	3,603
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	1,360	1,336
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	700	613
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	1,135	985
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	870	681
	Valero Energy Corp.	6.625%	6/15/2037	2,425	2,689
	Valero Energy Corp.	4.900%	3/15/2045	400	360
	Valero Energy Corp.	3.650%	12/1/2051	1,721	1,210
	Valero Energy Corp.	4.000%	6/1/2052	380	283
	Western Midstream Operating LP	5.300%	3/1/2048	1,965	1,714
	Western Midstream Operating LP	5.500%	8/15/2048	880	784
	Western Midstream Operating LP	5.250%	2/1/2050	817	712
	Williams Cos. Inc.	6.300%	4/15/2040	2,070	2,240
	Williams Cos. Inc.	5.400%	3/4/2044	1,520	1,478
	Williams Cos. Inc.	5.750%	6/24/2044	920	929
	Williams Cos. Inc.	5.100%	9/15/2045	3,100	2,870
	Williams Cos. Inc.	4.850%	3/1/2048	2,417	2,146
	Williams Cos. Inc.	3.500%	10/15/2051	1,575	1,119
	Williams Cos. Inc.	5.300%	8/15/2052	740	694
	Williams Cos. Inc.	5.800%	11/15/2054	1,202	1,205
	Williams Cos. Inc.	6.000%	3/15/2055	725	749
	Woodside Finance Ltd.	5.700%	9/12/2054	775	740
					347,260
Financials (6.0%)
[4]	AerCap Ireland Capital DAC	5.000%	11/15/2035	250	248
	AerCap Ireland Capital DAC	3.850%	10/29/2041	2,471	2,033
	Aflac Inc.	4.000%	10/15/2046	1,364	1,112
	Alleghany Corp.	4.900%	9/15/2044	1,130	1,059
	Alleghany Corp.	3.250%	8/15/2051	1,145	795
	Allstate Corp.	5.950%	4/1/2036	1,565	1,681
	Allstate Corp.	4.200%	12/15/2046	894	748
	Allstate Corp.	3.850%	8/10/2049	2,033	1,592
[1]	Allstate Corp.	6.500%	5/15/2057	750	793
	American Express Co.	4.050%	12/3/2042	2,113	1,832
	American Financial Group Inc.	4.500%	6/15/2047	975	820
	American International Group Inc.	4.500%	7/16/2044	990	883
	American International Group Inc.	4.750%	4/1/2048	1,398	1,263
	American International Group Inc.	4.375%	6/30/2050	2,010	1,706
	Aon Corp.	6.250%	9/30/2040	144	158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aon Corp.	2.900%	8/23/2051	1,497	944
	Aon Corp.	3.900%	2/28/2052	1,517	1,151
	Aon Global Ltd.	4.600%	6/14/2044	995	879
	Aon Global Ltd.	4.750%	5/15/2045	1,309	1,180
	Aon North America Inc.	5.750%	3/1/2054	3,445	3,471
	Apollo Global Management Inc.	5.800%	5/21/2054	1,425	1,443
	Arch Capital Finance LLC	5.031%	12/15/2046	810	754
	Arch Capital Group Ltd.	3.635%	6/30/2050	1,214	906
	Arch Capital Group US Inc.	5.144%	11/1/2043	951	907
	Ares Management Corp.	5.600%	10/11/2054	1,209	1,166
	Arthur J Gallagher & Co.	3.500%	5/20/2051	1,267	896
	Arthur J Gallagher & Co.	3.050%	3/9/2052	1,700	1,101
	Arthur J Gallagher & Co.	5.750%	3/2/2053	1,270	1,266
	Arthur J Gallagher & Co.	6.750%	2/15/2054	980	1,103
	Arthur J Gallagher & Co.	5.750%	7/15/2054	950	948
	Arthur J Gallagher & Co.	5.550%	2/15/2055	1,365	1,335
	Assurant Inc.	5.550%	2/15/2036	250	253
	Athene Holding Ltd.	3.950%	5/25/2051	905	659
	Athene Holding Ltd.	3.450%	5/15/2052	1,925	1,267
	Athene Holding Ltd.	6.250%	4/1/2054	955	973
	Athene Holding Ltd.	6.625%	5/19/2055	1,254	1,343
	Bank of America Corp.	6.110%	1/29/2037	4,601	4,957
[1]	Bank of America Corp.	4.244%	4/24/2038	1,037	967
	Bank of America Corp.	7.750%	5/14/2038	968	1,181
[1]	Bank of America Corp.	4.078%	4/23/2040	4,366	3,889
[1]	Bank of America Corp.	2.676%	6/19/2041	10,746	7,920
[1]	Bank of America Corp.	5.875%	2/7/2042	1,246	1,334
	Bank of America Corp.	3.311%	4/22/2042	5,899	4,677
[1]	Bank of America Corp.	5.000%	1/21/2044	3,761	3,670
[1]	Bank of America Corp.	4.875%	4/1/2044	873	837
[1]	Bank of America Corp.	3.946%	1/23/2049	987	797
[1]	Bank of America Corp.	4.330%	3/15/2050	5,605	4,774
[1]	Bank of America Corp.	4.083%	3/20/2051	11,272	9,174
[1]	Bank of America Corp.	2.831%	10/24/2051	1,340	863
[1]	Bank of America Corp.	3.483%	3/13/2052	1,220	895
	Bank of America Corp.	2.972%	7/21/2052	4,512	3,001
[1]	Bank of America NA	6.000%	10/15/2036	752	816
	Barclays plc	3.811%	3/10/2042	1,845	1,487
	Barclays plc	3.330%	11/24/2042	1,933	1,489
	Barclays plc	5.250%	8/17/2045	2,691	2,590
	Barclays plc	5.860%	8/11/2046	477	490
	Barclays plc	4.950%	1/10/2047	3,138	2,880
	Barclays plc	6.036%	3/12/2055	1,655	1,751
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	390	425
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	1,147	1,072
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	1,023	923
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	4,889	4,182
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	2,075	1,783
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	1,200	788
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	5,070	3,982
	Berkshire Hathaway Inc.	4.500%	2/11/2043	1,473	1,398
	BlackRock Funding Inc.	5.250%	3/14/2054	3,524	3,439
	BlackRock Funding Inc.	5.350%	1/8/2055	1,254	1,243
	Blue Owl Finance LLC	4.125%	10/7/2051	700	512
	Brighthouse Financial Inc.	4.700%	6/22/2047	1,573	1,251
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	2,500	2,594
	Brookfield Finance Inc.	4.700%	9/20/2047	1,763	1,540
	Brookfield Finance Inc.	3.500%	3/30/2051	945	669
	Brookfield Finance Inc.	3.625%	2/15/2052	995	715
	Brookfield Finance Inc.	5.968%	3/4/2054	1,327	1,370
	Brookfield Finance Inc.	5.813%	3/3/2055	825	831
	Brookfield Finance LLC	3.450%	4/15/2050	910	635
	Brown & Brown Inc.	4.950%	3/17/2052	985	869
	Brown & Brown Inc.	6.250%	6/23/2055	1,600	1,684
	Chubb Corp.	6.000%	5/11/2037	713	781
[1]	Chubb Corp.	6.500%	5/15/2038	600	683
	Chubb INA Holdings LLC	6.700%	5/15/2036	590	677
	Chubb INA Holdings LLC	4.150%	3/13/2043	1,787	1,563
	Chubb INA Holdings LLC	4.350%	11/3/2045	1,235	1,091
	Chubb INA Holdings LLC	2.850%	12/15/2051	2,642	1,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings LLC	3.050%	12/15/2061	1,987	1,249
	Citigroup Inc.	6.125%	8/25/2036	991	1,058
[1]	Citigroup Inc.	3.878%	1/24/2039	3,677	3,232
	Citigroup Inc.	8.125%	7/15/2039	1,534	1,966
[1]	Citigroup Inc.	5.316%	3/26/2041	2,084	2,076
	Citigroup Inc.	5.875%	1/30/2042	1,060	1,123
	Citigroup Inc.	6.675%	9/13/2043	1,729	1,952
	Citigroup Inc.	5.300%	5/6/2044	2,040	1,997
	Citigroup Inc.	4.650%	7/30/2045	1,424	1,287
	Citigroup Inc.	4.750%	5/18/2046	4,189	3,719
[1]	Citigroup Inc.	4.281%	4/24/2048	1,682	1,426
	Citigroup Inc.	4.650%	7/23/2048	4,110	3,668
	Citigroup Inc.	5.612%	3/4/2056	2,678	2,704
	CME Group Inc.	5.300%	9/15/2043	1,163	1,190
	CME Group Inc.	4.150%	6/15/2048	1,090	929
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	2,204	2,221
	Cooperatieve Rabobank UA	5.750%	12/1/2043	809	826
	Cooperatieve Rabobank UA	5.250%	8/4/2045	1,946	1,861
	Corebridge Financial Inc.	4.350%	4/5/2042	1,040	904
	Corebridge Financial Inc.	4.400%	4/5/2052	2,730	2,257
	Equitable Holdings Inc.	5.000%	4/20/2048	1,049	963
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	765	696
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	995	703
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	965	623
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	2,010	2,125
[3]	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	400	430
	Fidelity National Financial Inc.	3.200%	9/17/2051	725	465
	Fifth Third Bancorp	8.250%	3/1/2038	378	468
	Franklin Resources Inc.	2.950%	8/12/2051	1,110	707
	GATX Corp.	3.100%	6/1/2051	1,649	1,064
	GATX Corp.	6.050%	6/5/2054	1,136	1,178
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	2,755	2,698
	Goldman Sachs Group Inc.	6.450%	5/1/2036	761	837
	Goldman Sachs Group Inc.	6.750%	10/1/2037	9,537	10,678
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	6,300	5,642
[1]	Goldman Sachs Group Inc.	4.411%	4/23/2039	1,414	1,307
	Goldman Sachs Group Inc.	6.250%	2/1/2041	3,338	3,667
	Goldman Sachs Group Inc.	3.210%	4/22/2042	5,095	3,936
	Goldman Sachs Group Inc.	3.436%	2/24/2043	3,422	2,696
[1]	Goldman Sachs Group Inc.	4.800%	7/8/2044	1,417	1,315
	Goldman Sachs Group Inc.	5.150%	5/22/2045	1,970	1,851
	Goldman Sachs Group Inc.	4.750%	10/21/2045	1,033	945
	Goldman Sachs Group Inc.	5.561%	11/19/2045	7,750	7,865
	Goldman Sachs Group Inc.	5.734%	1/28/2056	2,919	3,028
	Hartford Insurance Group Inc.	5.950%	10/15/2036	1,031	1,110
	Hartford Insurance Group Inc.	6.100%	10/1/2041	613	651
	Hartford Insurance Group Inc.	4.300%	4/15/2043	1,142	994
	Hartford Insurance Group Inc.	3.600%	8/19/2049	1,567	1,181
	Hartford Insurance Group Inc.	2.900%	9/15/2051	1,000	649
[1]	HSBC Bank USA NA	5.625%	8/15/2035	845	881
[1]	HSBC Holdings plc	6.500%	5/2/2036	3,139	3,391
	HSBC Holdings plc	6.500%	9/15/2037	1,937	2,111
[1]	HSBC Holdings plc	6.500%	9/15/2037	2,165	2,325
[1]	HSBC Holdings plc	6.800%	6/1/2038	920	1,026
	HSBC Holdings plc	6.100%	1/14/2042	1,500	1,633
	HSBC Holdings plc	6.332%	3/9/2044	4,160	4,570
	HSBC Holdings plc	5.250%	3/14/2044	3,040	2,964
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,944	1,440
	Intercontinental Exchange Inc.	4.250%	9/21/2048	1,212	1,027
	Intercontinental Exchange Inc.	3.000%	6/15/2050	2,078	1,391
	Intercontinental Exchange Inc.	4.950%	6/15/2052	2,967	2,754
	Intercontinental Exchange Inc.	3.000%	9/15/2060	2,630	1,632
	Intercontinental Exchange Inc.	5.200%	6/15/2062	1,760	1,669
	Invesco Finance plc	5.375%	11/30/2043	746	727
	Jackson Financial Inc.	4.000%	11/23/2051	980	707
	Jefferies Financial Group Inc.	6.250%	1/15/2036	1,100	1,173
	Jefferies Financial Group Inc.	6.500%	1/20/2043	456	489
	JPMorgan Chase & Co.	6.400%	5/15/2038	1,935	2,197
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	5,099	4,591
	JPMorgan Chase & Co.	5.500%	10/15/2040	3,564	3,692

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	JPMorgan Chase & Co.	3.109%	4/22/2041	1,994	1,569
	JPMorgan Chase & Co.	5.600%	7/15/2041	1,924	2,010
	JPMorgan Chase & Co.	2.525%	11/19/2041	2,558	1,847
	JPMorgan Chase & Co.	5.400%	1/6/2042	3,916	4,004
	JPMorgan Chase & Co.	3.157%	4/22/2042	1,195	931
	JPMorgan Chase & Co.	5.625%	8/16/2043	1,661	1,711
	JPMorgan Chase & Co.	4.850%	2/1/2044	2,045	1,954
	JPMorgan Chase & Co.	4.950%	6/1/2045	1,744	1,643
	JPMorgan Chase & Co.	5.534%	11/29/2045	2,820	2,898
[1]	JPMorgan Chase & Co.	4.260%	2/22/2048	4,835	4,158
[1]	JPMorgan Chase & Co.	4.032%	7/24/2048	4,331	3,590
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	3,579	2,925
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	1,996	1,611
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	5,529	3,816
	JPMorgan Chase & Co.	3.328%	4/22/2052	4,372	3,126
	Lincoln National Corp.	7.000%	6/15/2040	735	837
	Lloyds Banking Group plc	5.300%	12/1/2045	1,189	1,135
	Lloyds Banking Group plc	3.369%	12/14/2046	2,568	1,900
	Lloyds Banking Group plc	4.344%	1/9/2048	2,127	1,745
	Loews Corp.	4.125%	5/15/2043	842	715
	Manulife Financial Corp.	5.375%	3/4/2046	918	917
	Markel Group Inc.	5.000%	4/5/2046	710	647
	Markel Group Inc.	4.300%	11/1/2047	722	591
	Markel Group Inc.	5.000%	5/20/2049	1,190	1,069
	Markel Group Inc.	4.150%	9/17/2050	995	784
	Markel Group Inc.	3.450%	5/7/2052	1,025	704
	Markel Group Inc.	6.000%	5/16/2054	960	984
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	1,945	1,874
	Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	2,484	2,126
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	2,001	1,677
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	1,374	1,262
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	580	372
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	730	804
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	620	614
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	873	863
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	2,768	2,716
	Mastercard Inc.	3.800%	11/21/2046	1,283	1,039
	Mastercard Inc.	3.650%	6/1/2049	1,230	957
	Mastercard Inc.	3.850%	3/26/2050	2,980	2,388
	Mastercard Inc.	2.950%	3/15/2051	2,865	1,918
[1]	MetLife Inc.	6.400%	12/15/2036	1,445	1,523
[1]	MetLife Inc.	10.750%	8/1/2039	825	1,107
	MetLife Inc.	5.875%	2/6/2041	1,693	1,795
	MetLife Inc.	4.875%	11/13/2043	1,560	1,469
	MetLife Inc.	4.721%	12/15/2044	1,105	1,014
	MetLife Inc.	4.050%	3/1/2045	2,033	1,710
	MetLife Inc.	5.000%	7/15/2052	2,105	1,965
	MetLife Inc.	5.250%	1/15/2054	2,230	2,169
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	992	942
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	1,095	1,027
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	2,959	2,597
	Mizuho Financial Group Inc.	5.323%	7/8/2036	1,500	1,540
[1]	Morgan Stanley	3.971%	7/22/2038	867	776
[1]	Morgan Stanley	4.457%	4/22/2039	4,800	4,527
	Morgan Stanley	3.217%	4/22/2042	2,654	2,074
	Morgan Stanley	6.375%	7/24/2042	4,805	5,392
	Morgan Stanley	4.300%	1/27/2045	3,404	2,986
[1]	Morgan Stanley	5.597%	3/24/2051	5,557	5,663
[1]	Morgan Stanley	2.802%	1/25/2052	1,370	884
	Morgan Stanley	5.516%	11/19/2055	5,185	5,243
	Nasdaq Inc.	2.500%	12/21/2040	2,031	1,441
	Nasdaq Inc.	3.250%	4/28/2050	482	335
	Nasdaq Inc.	3.950%	3/7/2052	680	525
	Nasdaq Inc.	5.950%	8/15/2053	1,300	1,361
	Nasdaq Inc.	6.100%	6/28/2063	1,277	1,347
[1]	Nationwide Financial Services Inc.	6.750%	5/15/2037	670	677
	Old Republic International Corp.	3.850%	6/11/2051	955	692
	Principal Financial Group Inc.	4.625%	9/15/2042	1,662	1,520
	Principal Financial Group Inc.	4.350%	5/15/2043	962	847
	Principal Financial Group Inc.	5.500%	3/15/2053	555	552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progressive Corp.	4.350%	4/25/2044	320	281
	Progressive Corp.	4.125%	4/15/2047	2,558	2,154
	Progressive Corp.	4.200%	3/15/2048	1,019	866
	Progressive Corp.	3.950%	3/26/2050	895	722
[1]	Prudential Financial Inc.	5.700%	12/14/2036	1,643	1,748
[1]	Prudential Financial Inc.	6.625%	12/1/2037	758	864
[1]	Prudential Financial Inc.	3.000%	3/10/2040	1,051	819
[1]	Prudential Financial Inc.	6.625%	6/21/2040	114	131
[1]	Prudential Financial Inc.	4.600%	5/15/2044	890	804
	Prudential Financial Inc.	3.905%	12/7/2047	1,651	1,323
	Prudential Financial Inc.	3.935%	12/7/2049	2,558	2,019
[1]	Prudential Financial Inc.	4.350%	2/25/2050	2,017	1,711
[1]	Prudential Financial Inc.	3.700%	3/13/2051	1,996	1,511
	Raymond James Financial Inc.	3.750%	4/1/2051	1,717	1,292
[1]	Regions Bank	6.450%	6/26/2037	815	894
	Regions Financial Corp.	7.375%	12/10/2037	475	548
	Selective Insurance Group Inc.	5.375%	3/1/2049	605	557
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	867	609
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	650	481
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	1,980	2,166
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	1,205	1,260
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	925	943
	TPG Operating Group II LP	5.375%	1/15/2036	775	777
	Transatlantic Holdings Inc.	8.000%	11/30/2039	688	867
	Travelers Cos. Inc.	5.350%	11/1/2040	1,400	1,426
	Travelers Cos. Inc.	4.600%	8/1/2043	898	819
	Travelers Cos. Inc.	4.300%	8/25/2045	786	681
	Travelers Cos. Inc.	3.750%	5/15/2046	572	457
	Travelers Cos. Inc.	4.000%	5/30/2047	1,505	1,240
	Travelers Cos. Inc.	4.100%	3/4/2049	2,079	1,715
	Travelers Cos. Inc.	3.050%	6/8/2051	1,630	1,103
	Travelers Cos. Inc.	5.450%	5/25/2053	1,156	1,158
	Travelers Cos. Inc.	5.700%	7/24/2055	500	518
	UBS AG	4.500%	6/26/2048	1,485	1,317
	UBS Group AG	4.875%	5/15/2045	2,723	2,554
	Unum Group	5.750%	8/15/2042	810	811
	Unum Group	4.125%	6/15/2051	910	695
	Unum Group	6.000%	6/15/2054	595	602
	Visa Inc.	4.150%	12/14/2035	2,860	2,758
	Visa Inc.	2.700%	4/15/2040	1,819	1,394
	Visa Inc.	4.300%	12/14/2045	5,561	4,905
	Visa Inc.	3.650%	9/15/2047	1,810	1,430
	Visa Inc.	2.000%	8/15/2050	3,736	2,077
	Voya Financial Inc.	5.700%	7/15/2043	1,029	1,038
	W R Berkley Corp.	4.750%	8/1/2044	1,325	1,234
	W R Berkley Corp.	3.550%	3/30/2052	575	410
	W R Berkley Corp.	3.150%	9/30/2061	995	629
	Wachovia Corp.	5.500%	8/1/2035	2,223	2,289
[1]	Wells Fargo & Co.	5.950%	12/15/2036	1,311	1,355
[1]	Wells Fargo & Co.	3.068%	4/30/2041	3,795	2,945
	Wells Fargo & Co.	5.375%	11/2/2043	2,456	2,399
	Wells Fargo & Co.	5.606%	1/15/2044	3,616	3,621
[1]	Wells Fargo & Co.	4.650%	11/4/2044	2,723	2,406
	Wells Fargo & Co.	3.900%	5/1/2045	3,002	2,461
[1]	Wells Fargo & Co.	4.900%	11/17/2045	3,672	3,346
[1]	Wells Fargo & Co.	4.400%	6/14/2046	2,494	2,108
[1]	Wells Fargo & Co.	4.750%	12/7/2046	4,109	3,648
[1]	Wells Fargo & Co.	5.013%	4/4/2051	8,532	7,973
[1]	Wells Fargo & Co.	4.611%	4/25/2053	5,282	4,640
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	2,396	2,537
[1]	Wells Fargo Bank NA	6.600%	1/15/2038	994	1,123
	Western Union Co.	6.200%	11/17/2036	1,045	1,091
	Westpac Banking Corp.	4.421%	7/24/2039	1,524	1,407
	Westpac Banking Corp.	2.963%	11/16/2040	855	655
	Westpac Banking Corp.	3.133%	11/18/2041	1,883	1,423
	Willis North America Inc.	5.050%	9/15/2048	458	417
	Willis North America Inc.	3.875%	9/15/2049	966	733
	Willis North America Inc.	5.900%	3/5/2054	977	994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	XL Group Ltd.	5.250%	12/15/2043	870	846
					510,910
Health Care (6.9%)
	Abbott Laboratories	4.750%	11/30/2036	3,267	3,297
	Abbott Laboratories	6.150%	11/30/2037	1,720	1,930
	Abbott Laboratories	6.000%	4/1/2039	1,216	1,348
	Abbott Laboratories	5.300%	5/27/2040	1,051	1,091
	Abbott Laboratories	4.750%	4/15/2043	1,095	1,049
	Abbott Laboratories	4.900%	11/30/2046	2,543	2,441
	AbbVie Inc.	4.300%	5/14/2036	1,332	1,281
	AbbVie Inc.	4.050%	11/21/2039	7,972	7,133
	AbbVie Inc.	4.625%	10/1/2042	840	779
	AbbVie Inc.	4.400%	11/6/2042	5,538	4,993
	AbbVie Inc.	4.850%	6/15/2044	3,344	3,153
	AbbVie Inc.	4.750%	3/15/2045	1,097	1,014
	AbbVie Inc.	4.700%	5/14/2045	5,661	5,195
	AbbVie Inc.	4.450%	5/14/2046	957	846
	AbbVie Inc.	4.875%	11/14/2048	2,553	2,369
	AbbVie Inc.	4.250%	11/21/2049	10,348	8,736
	AbbVie Inc.	5.400%	3/15/2054	6,430	6,399
	AbbVie Inc.	5.600%	3/15/2055	1,103	1,128
	AbbVie Inc.	5.500%	3/15/2064	2,060	2,059
	Adventist Health System	3.630%	3/1/2049	835	575
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	980	827
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	920	668
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	828	556
	Aetna Inc.	6.625%	6/15/2036	775	851
	Aetna Inc.	6.750%	12/15/2037	1,169	1,291
	Aetna Inc.	4.500%	5/15/2042	998	862
	Aetna Inc.	4.750%	3/15/2044	998	864
	AHS Hospital Corp.	5.024%	7/1/2045	735	704
[1]	AHS Hospital Corp.	2.780%	7/1/2051	920	581
[1]	Allina Health System	3.887%	4/15/2049	1,366	1,075
	Amgen Inc.	6.400%	2/1/2039	1,905	2,092
	Amgen Inc.	3.150%	2/21/2040	2,264	1,783
	Amgen Inc.	4.950%	10/1/2041	656	619
	Amgen Inc.	5.150%	11/15/2041	1,414	1,373
	Amgen Inc.	5.650%	6/15/2042	780	797
	Amgen Inc.	5.600%	3/2/2043	4,822	4,881
	Amgen Inc.	4.400%	5/1/2045	3,892	3,379
	Amgen Inc.	4.563%	6/15/2048	2,609	2,254
	Amgen Inc.	4.663%	6/15/2051	6,165	5,385
	Amgen Inc.	4.200%	2/22/2052	2,648	2,125
	Amgen Inc.	4.875%	3/1/2053	1,635	1,459
	Amgen Inc.	5.650%	3/2/2053	8,796	8,779
	Amgen Inc.	2.770%	9/1/2053	632	384
	Amgen Inc.	4.400%	2/22/2062	1,162	928
	Amgen Inc.	5.750%	3/2/2063	2,876	2,869
[1]	Ascension Health	3.106%	11/15/2039	845	669
	Ascension Health	3.945%	11/15/2046	2,208	1,808
[1]	Ascension Health	4.847%	11/15/2053	1,272	1,159
	AstraZeneca plc	6.450%	9/15/2037	5,241	5,970
	AstraZeneca plc	4.000%	9/18/2042	3,046	2,647
	AstraZeneca plc	4.375%	11/16/2045	952	849
	AstraZeneca plc	2.125%	8/6/2050	991	566
	AstraZeneca plc	3.000%	5/28/2051	1,269	873
	Banner Health	2.907%	1/1/2042	825	615
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	550	326
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	996	722
	Baxalta Inc.	5.250%	6/23/2045	860	826
	Baxter International Inc.	3.500%	8/15/2046	1,430	1,023
	Baylor Scott & White Holdings	3.967%	11/15/2046	1,416	1,152
[1]	Baylor Scott & White Holdings	2.839%	11/15/2050	1,312	843
	Becton Dickinson & Co.	4.685%	12/15/2044	85	76
	Becton Dickinson & Co.	4.669%	6/6/2047	2,516	2,224
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	970	634
	Biogen Inc.	3.150%	5/1/2050	2,245	1,459
	Biogen Inc.	3.250%	2/15/2051	2,901	1,896
	Biogen Inc.	6.450%	5/15/2055	595	638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Scientific Corp.	4.550%	3/1/2039	835	797
	Boston Scientific Corp.	4.700%	3/1/2049	1,010	924
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	1,336	1,210
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	1,073	867
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	3,506	3,177
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	1,053	897
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	4,103	3,589
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	6,881	5,702
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	1,202	722
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	3,727	2,782
	Bristol-Myers Squibb Co.	6.250%	11/15/2053	1,092	1,192
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	5,170	5,153
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	630	461
	Bristol-Myers Squibb Co.	6.400%	11/15/2063	2,335	2,575
	Bristol-Myers Squibb Co.	5.650%	2/22/2064	3,165	3,140
	Cardinal Health Inc.	4.600%	3/15/2043	245	214
	Cardinal Health Inc.	4.500%	11/15/2044	1,122	962
	Cardinal Health Inc.	4.900%	9/15/2045	1,253	1,132
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	990	690
	Cencora Inc.	4.250%	3/1/2045	754	632
	Cencora Inc.	4.300%	12/15/2047	791	659
	Children's Health System of Texas	2.511%	8/15/2050	345	206
[1]	Children's Hospital	2.928%	7/15/2050	270	175
[1]	Children's Hospital Corp.	4.115%	1/1/2047	1,404	1,178
[1]	Children's Hospital Corp.	2.585%	2/1/2050	1,135	701
	Children's Hospital Medical Center	4.268%	5/15/2044	750	659
[1]	Children's Hospital of Philadelphia	2.704%	7/1/2050	920	581
	Cigna Group	5.250%	1/15/2036	2,300	2,329
	Cigna Group	4.800%	8/15/2038	3,725	3,556
	Cigna Group	3.200%	3/15/2040	1,638	1,280
[1]	Cigna Group	6.125%	11/15/2041	606	641
[1]	Cigna Group	4.800%	7/15/2046	2,265	2,026
[1]	Cigna Group	3.875%	10/15/2047	895	694
	Cigna Group	4.900%	12/15/2048	4,890	4,391
	Cigna Group	3.400%	3/15/2050	1,000	702
	Cigna Group	3.400%	3/15/2051	3,350	2,331
	Cigna Group	5.600%	2/15/2054	1,680	1,648
	Cigna Group	6.000%	1/15/2056	711	738
[1]	City of Hope	5.623%	11/15/2043	625	620
[1]	City of Hope	4.378%	8/15/2048	695	573
	Cleveland Clinic Foundation	4.858%	1/1/2114	875	757
[1]	CommonSpirit Health	4.350%	11/1/2042	1,927	1,664
	CommonSpirit Health	3.817%	10/1/2049	945	708
	CommonSpirit Health	4.187%	10/1/2049	887	703
	CommonSpirit Health	3.910%	10/1/2050	2,067	1,556
	CommonSpirit Health	5.548%	12/1/2054	790	761
[1]	Corewell Health Obligated Group	3.487%	7/15/2049	775	573
[1]	Cottage Health Obligated Group	3.304%	11/1/2049	855	607
	CVS Health Corp.	4.780%	3/25/2038	6,288	5,896
	CVS Health Corp.	6.125%	9/15/2039	1,685	1,754
	CVS Health Corp.	4.125%	4/1/2040	984	836
	CVS Health Corp.	5.300%	12/5/2043	940	880
	CVS Health Corp.	5.125%	7/20/2045	6,891	6,252
	CVS Health Corp.	5.050%	3/25/2048	12,580	11,200
	CVS Health Corp.	5.625%	2/21/2053	2,420	2,299
	CVS Health Corp.	5.875%	6/1/2053	2,124	2,086
	CVS Health Corp.	6.050%	6/1/2054	695	703
	CVS Health Corp.	6.200%	9/15/2055	2,500	2,573
	CVS Health Corp.	6.000%	6/1/2063	905	892
	CVS Health Corp.	6.250%	9/15/2065	675	688
	Danaher Corp.	4.375%	9/15/2045	787	692
	Danaher Corp.	2.600%	10/1/2050	2,005	1,249
	Danaher Corp.	2.800%	12/10/2051	2,185	1,404
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	729	577
	DH Europe Finance II Sarl	3.250%	11/15/2039	882	722
	DH Europe Finance II Sarl	3.400%	11/15/2049	838	615
	Dignity Health	4.500%	11/1/2042	750	658
	Dignity Health	5.267%	11/1/2064	530	479
[1]	Duke University Health System Inc.	3.920%	6/1/2047	985	796
	Elevance Health Inc.	5.000%	1/15/2036	1,598	1,587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Elevance Health Inc.	5.850%	1/15/2036	992	1,052
	Elevance Health Inc.	6.375%	6/15/2037	516	565
	Elevance Health Inc.	4.625%	5/15/2042	956	862
	Elevance Health Inc.	4.650%	1/15/2043	1,439	1,290
	Elevance Health Inc.	5.100%	1/15/2044	1,504	1,422
	Elevance Health Inc.	4.650%	8/15/2044	888	788
	Elevance Health Inc.	4.375%	12/1/2047	1,316	1,099
	Elevance Health Inc.	4.550%	3/1/2048	2,028	1,730
	Elevance Health Inc.	3.700%	9/15/2049	915	671
	Elevance Health Inc.	3.125%	5/15/2050	1,450	959
	Elevance Health Inc.	3.600%	3/15/2051	1,940	1,390
	Elevance Health Inc.	4.550%	5/15/2052	1,105	923
	Elevance Health Inc.	6.100%	10/15/2052	980	1,022
	Elevance Health Inc.	5.125%	2/15/2053	1,684	1,538
	Elevance Health Inc.	5.650%	6/15/2054	1,140	1,120
	Elevance Health Inc.	5.700%	2/15/2055	3,027	2,997
	Elevance Health Inc.	5.700%	9/15/2055	500	496
	Elevance Health Inc.	5.850%	11/1/2064	2,088	2,075
	Eli Lilly & Co.	4.900%	10/15/2035	1,327	1,344
	Eli Lilly & Co.	3.950%	3/15/2049	1,080	879
	Eli Lilly & Co.	2.250%	5/15/2050	2,560	1,492
	Eli Lilly & Co.	4.875%	2/27/2053	2,520	2,351
	Eli Lilly & Co.	5.000%	2/9/2054	4,120	3,900
	Eli Lilly & Co.	5.050%	8/14/2054	757	722
	Eli Lilly & Co.	5.500%	2/12/2055	2,319	2,369
	Eli Lilly & Co.	5.550%	10/15/2055	952	980
	Eli Lilly & Co.	4.150%	3/15/2059	2,120	1,709
	Eli Lilly & Co.	2.500%	9/15/2060	945	536
	Eli Lilly & Co.	4.950%	2/27/2063	2,400	2,210
	Eli Lilly & Co.	5.100%	2/9/2064	3,125	2,951
	Eli Lilly & Co.	5.200%	8/14/2064	710	682
	Eli Lilly & Co.	5.650%	10/15/2065	1,555	1,607
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	790	605
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	1,567	1,728
	Gilead Sciences Inc.	4.000%	9/1/2036	2,126	1,977
	Gilead Sciences Inc.	2.600%	10/1/2040	3,246	2,382
	Gilead Sciences Inc.	5.650%	12/1/2041	948	992
	Gilead Sciences Inc.	4.800%	4/1/2044	994	928
	Gilead Sciences Inc.	4.500%	2/1/2045	3,698	3,308
	Gilead Sciences Inc.	4.750%	3/1/2046	4,583	4,214
	Gilead Sciences Inc.	4.150%	3/1/2047	875	738
	Gilead Sciences Inc.	2.800%	10/1/2050	3,248	2,097
	Gilead Sciences Inc.	5.550%	10/15/2053	1,175	1,186
	Gilead Sciences Inc.	5.500%	11/15/2054	775	780
	Gilead Sciences Inc.	5.600%	11/15/2064	1,255	1,270
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	3,606	4,054
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	957	841
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	925	661
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	800	517
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	1,482	1,265
[1]	Hartford HealthCare Corp.	3.447%	7/1/2054	1,085	793
	HCA Inc.	5.125%	6/15/2039	958	922
	HCA Inc.	5.500%	6/15/2047	2,940	2,807
	HCA Inc.	5.250%	6/15/2049	2,861	2,611
	HCA Inc.	3.500%	7/15/2051	2,517	1,723
	HCA Inc.	4.625%	3/15/2052	4,440	3,664
	HCA Inc.	5.900%	6/1/2053	2,154	2,127
	HCA Inc.	6.000%	4/1/2054	1,819	1,823
	HCA Inc.	5.950%	9/15/2054	2,885	2,876
	HCA Inc.	6.200%	3/1/2055	2,195	2,266
	HCA Inc.	6.100%	4/1/2064	1,770	1,777
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	995	767
	Humana Inc.	4.625%	12/1/2042	409	354
	Humana Inc.	4.950%	10/1/2044	1,606	1,430
	Humana Inc.	4.800%	3/15/2047	890	759
	Humana Inc.	3.950%	8/15/2049	505	374
	Humana Inc.	5.750%	4/15/2054	1,700	1,622
	Humana Inc.	6.000%	5/1/2055	1,000	990
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	1,145	928
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	1,045	671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Inova Health System Foundation	4.068%	5/15/2052	1,285	1,036
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	755	549
[1]	Iowa Health System	3.665%	2/15/2050	1,125	847
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	963	778
	Johnson & Johnson	3.550%	3/1/2036	1,391	1,273
	Johnson & Johnson	3.625%	3/3/2037	2,138	1,940
	Johnson & Johnson	5.950%	8/15/2037	550	615
	Johnson & Johnson	3.400%	1/15/2038	2,155	1,897
	Johnson & Johnson	5.850%	7/15/2038	969	1,071
	Johnson & Johnson	2.100%	9/1/2040	2,775	1,953
	Johnson & Johnson	4.500%	9/1/2040	1,448	1,404
	Johnson & Johnson	4.850%	5/15/2041	1,020	1,018
	Johnson & Johnson	3.700%	3/1/2046	3,077	2,533
	Johnson & Johnson	3.750%	3/3/2047	2,511	2,057
	Johnson & Johnson	3.500%	1/15/2048	1,312	1,026
	Johnson & Johnson	2.250%	9/1/2050	1,935	1,164
	Johnson & Johnson	2.450%	9/1/2060	1,545	880
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	2,142	1,583
	Kaiser Foundation Hospitals	4.875%	4/1/2042	930	884
	Kaiser Foundation Hospitals	4.150%	5/1/2047	1,833	1,537
[1]	Kaiser Foundation Hospitals	3.266%	11/1/2049	1,386	982
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	2,327	1,543
	Koninklijke Philips NV	6.875%	3/11/2038	990	1,118
	Koninklijke Philips NV	5.000%	3/15/2042	970	908
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	765	686
[1]	Mass General Brigham Inc.	3.765%	7/1/2048	821	642
[1]	Mass General Brigham Inc.	3.192%	7/1/2049	901	632
[1]	Mass General Brigham Inc.	3.342%	7/1/2060	790	530
[1]	Mayo Clinic	3.774%	11/15/2043	740	611
[1]	Mayo Clinic	4.128%	11/15/2052	935	752
[1]	Mayo Clinic	3.196%	11/15/2061	990	642
[1]	McLaren Health Care Corp.	4.386%	5/15/2048	982	833
[1]	MedStar Health Inc.	3.626%	8/15/2049	987	726
	Medtronic Inc.	4.625%	3/15/2045	2,891	2,656
	Memorial Health Services	3.447%	11/1/2049	900	647
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	132	88
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	710	580
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	1,388	1,134
	Merck & Co. Inc.	3.900%	3/7/2039	1,997	1,783
	Merck & Co. Inc.	2.350%	6/24/2040	1,752	1,258
	Merck & Co. Inc.	3.600%	9/15/2042	1,002	814
	Merck & Co. Inc.	4.150%	5/18/2043	3,074	2,672
	Merck & Co. Inc.	4.900%	5/17/2044	1,445	1,371
	Merck & Co. Inc.	3.700%	2/10/2045	4,444	3,568
	Merck & Co. Inc.	4.000%	3/7/2049	2,697	2,190
	Merck & Co. Inc.	2.450%	6/24/2050	2,851	1,708
	Merck & Co. Inc.	2.750%	12/10/2051	1,323	833
	Merck & Co. Inc.	5.000%	5/17/2053	1,250	1,174
	Merck & Co. Inc.	5.700%	9/15/2055	1,550	1,600
	Merck & Co. Inc.	2.900%	12/10/2061	4,280	2,566
[1]	Methodist Hospital	2.705%	12/1/2050	753	471
[1]	Montefiore Obligated Group	5.246%	11/1/2048	759	621
	Montefiore Obligated Group	4.287%	9/1/2050	605	408
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	780	593
	Mylan Inc.	5.400%	11/29/2043	871	755
[1]	MyMichigan Health	3.409%	6/1/2050	406	288
	New York & Presbyterian Hospital	4.024%	8/1/2045	950	795
	New York & Presbyterian Hospital	4.063%	8/1/2056	133	106
	New York & Presbyterian Hospital	2.606%	8/1/2060	695	389
[1]	New York & Presbyterian Hospital	3.954%	8/1/2119	980	692
	Northwell Healthcare Inc.	3.979%	11/1/2046	790	626
	Northwell Healthcare Inc.	4.260%	11/1/2047	974	799
	Northwell Healthcare Inc.	3.809%	11/1/2049	890	661
	Novant Health Inc.	2.637%	11/1/2036	1,520	1,216
	Novant Health Inc.	3.168%	11/1/2051	829	563
	Novant Health Inc.	3.318%	11/1/2061	605	397
	Novartis Capital Corp.	3.700%	9/21/2042	1,085	909
	Novartis Capital Corp.	4.400%	5/6/2044	3,128	2,827
	Novartis Capital Corp.	4.000%	11/20/2045	3,113	2,636
	Novartis Capital Corp.	2.750%	8/14/2050	1,165	764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	4.700%	9/18/2054	770	704
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	290	179
[1]	NYU Langone Hospitals	5.750%	7/1/2043	761	785
	NYU Langone Hospitals	4.784%	7/1/2044	843	774
[1]	NYU Langone Hospitals	4.368%	7/1/2047	1,390	1,212
[1]	NYU Langone Hospitals	3.380%	7/1/2055	750	522
	OhioHealth Corp.	2.834%	11/15/2041	830	614
[1]	OhioHealth Corp.	3.042%	11/15/2050	650	448
	Orlando Health Obligated Group	5.475%	10/1/2035	500	523
	Orlando Health Obligated Group	4.089%	10/1/2048	610	499
	Orlando Health Obligated Group	3.327%	10/1/2050	925	662
[1]	PeaceHealth Obligated Group	4.787%	11/15/2048	145	124
	Pfizer Inc.	4.000%	12/15/2036	1,362	1,270
	Pfizer Inc.	4.100%	9/15/2038	2,291	2,083
	Pfizer Inc.	7.200%	3/15/2039	4,451	5,345
	Pfizer Inc.	2.550%	5/28/2040	1,710	1,257
	Pfizer Inc.	4.300%	6/15/2043	1,477	1,297
	Pfizer Inc.	4.400%	5/15/2044	1,495	1,333
	Pfizer Inc.	4.125%	12/15/2046	1,827	1,525
	Pfizer Inc.	4.200%	9/15/2048	2,776	2,330
	Pfizer Inc.	4.000%	3/15/2049	1,075	871
	Pfizer Inc.	2.700%	5/28/2050	1,830	1,160
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	5,142	4,984
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	8,464	8,181
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	7,396	7,015
	Piedmont Healthcare Inc.	2.864%	1/1/2052	945	603
	Presbyterian Healthcare Services	4.875%	8/1/2052	1,705	1,537
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	2,120	1,614
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	1,005	600
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	559	378
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	847	527
	Revvity Inc.	3.625%	3/15/2051	1,065	755
	Royalty Pharma plc	3.300%	9/2/2040	1,895	1,455
	Royalty Pharma plc	3.550%	9/2/2050	3,119	2,192
[1]	Stanford Health Care	3.795%	11/15/2048	839	660
	Stanford Health Care	3.027%	8/15/2051	500	334
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	980	721
	Stryker Corp.	4.100%	4/1/2043	720	613
	Stryker Corp.	4.625%	3/15/2046	2,100	1,900
	Stryker Corp.	2.900%	6/15/2050	877	588
	Summa Health	3.511%	11/15/2051	415	336
[1]	Sutter Health	3.161%	8/15/2040	975	768
[1]	Sutter Health	4.091%	8/15/2048	790	649
[1]	Sutter Health	3.361%	8/15/2050	785	558
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	2,683	2,047
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	915	935
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	3,831	2,588
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	2,861	1,869
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	550	551
	Takeda US Financing Inc.	5.900%	7/7/2055	630	649
	Texas Health Resources	2.328%	11/15/2050	945	543
[1]	Texas Health Resources	4.330%	11/15/2055	2,250	1,893
[4]	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	700	700
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	821	606
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	878	879
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	1,782	1,506
	Toledo Hospital	5.750%	11/15/2038	700	706
[1]	Trinity Health Corp.	2.632%	12/1/2040	1,950	1,424
	Trinity Health Corp.	4.125%	12/1/2045	750	634
[1]	Trinity Health Corp.	3.434%	12/1/2048	770	579
	UnitedHealth Group Inc.	5.800%	3/15/2036	2,214	2,372
	UnitedHealth Group Inc.	6.500%	6/15/2037	2,834	3,172
	UnitedHealth Group Inc.	6.625%	11/15/2037	805	912
	UnitedHealth Group Inc.	6.875%	2/15/2038	1,581	1,829
	UnitedHealth Group Inc.	3.500%	8/15/2039	2,004	1,670
	UnitedHealth Group Inc.	2.750%	5/15/2040	1,003	747
	UnitedHealth Group Inc.	5.700%	10/15/2040	1	1
	UnitedHealth Group Inc.	5.950%	2/15/2041	1,202	1,274
	UnitedHealth Group Inc.	3.050%	5/15/2041	2,169	1,650
	UnitedHealth Group Inc.	4.375%	3/15/2042	1,427	1,267

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	3.950%	10/15/2042	993	832
	UnitedHealth Group Inc.	4.250%	3/15/2043	3,500	3,041
	UnitedHealth Group Inc.	5.500%	7/15/2044	2,589	2,593
	UnitedHealth Group Inc.	4.750%	7/15/2045	2,626	2,390
	UnitedHealth Group Inc.	4.200%	1/15/2047	807	669
	UnitedHealth Group Inc.	4.250%	4/15/2047	1,921	1,597
	UnitedHealth Group Inc.	3.750%	10/15/2047	2,565	1,968
	UnitedHealth Group Inc.	4.250%	6/15/2048	1,995	1,650
	UnitedHealth Group Inc.	4.450%	12/15/2048	727	618
	UnitedHealth Group Inc.	3.700%	8/15/2049	2,167	1,621
	UnitedHealth Group Inc.	3.250%	5/15/2051	4,434	3,022
	UnitedHealth Group Inc.	4.750%	5/15/2052	1,655	1,456
	UnitedHealth Group Inc.	5.875%	2/15/2053	2,030	2,090
	UnitedHealth Group Inc.	5.050%	4/15/2053	3,373	3,091
	UnitedHealth Group Inc.	5.375%	4/15/2054	3,195	3,064
	UnitedHealth Group Inc.	5.625%	7/15/2054	4,446	4,422
	UnitedHealth Group Inc.	5.950%	6/15/2055	935	973
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,253	1,648
	UnitedHealth Group Inc.	4.950%	5/15/2062	955	838
	UnitedHealth Group Inc.	6.050%	2/15/2063	1,310	1,369
	UnitedHealth Group Inc.	5.200%	4/15/2063	2,895	2,651
	UnitedHealth Group Inc.	5.500%	4/15/2064	1,885	1,808
	UnitedHealth Group Inc.	5.750%	7/15/2064	3,975	3,962
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	905	753
	Viatris Inc.	3.850%	6/22/2040	1,503	1,145
	Viatris Inc.	4.000%	6/22/2050	2,656	1,812
[1]	WakeMed	3.286%	10/1/2052	538	370
[1]	Willis-Knighton Medical Center	3.065%	3/1/2051	990	626
	Wyeth LLC	5.950%	4/1/2037	954	1,033
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	950	563
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	915	802
	Zoetis Inc.	4.700%	2/1/2043	2,696	2,486
	Zoetis Inc.	3.950%	9/12/2047	1,215	980
	Zoetis Inc.	3.000%	5/15/2050	1,020	682
					586,329
Industrials (3.5%)
[1]	3M Co.	5.700%	3/15/2037	1,191	1,261
[1]	3M Co.	3.875%	6/15/2044	67	54
[1]	3M Co.	3.125%	9/19/2046	679	477
[1]	3M Co.	3.625%	10/15/2047	1,475	1,116
[1]	3M Co.	4.000%	9/14/2048	1,190	962
	3M Co.	3.250%	8/26/2049	1,973	1,381
	3M Co.	3.700%	4/15/2050	988	744
	Boeing Co.	3.500%	3/1/2039	1,684	1,364
	Boeing Co.	6.875%	3/15/2039	1,127	1,276
	Boeing Co.	5.875%	2/15/2040	1,471	1,519
	Boeing Co.	5.705%	5/1/2040	5,235	5,343
	Boeing Co.	3.375%	6/15/2046	1,007	718
	Boeing Co.	3.650%	3/1/2047	2,316	1,695
	Boeing Co.	3.625%	3/1/2048	778	562
	Boeing Co.	3.900%	5/1/2049	1,350	1,017
	Boeing Co.	5.805%	5/1/2050	8,747	8,739
	Boeing Co.	6.858%	5/1/2054	3,435	3,919
	Boeing Co.	3.825%	3/1/2059	650	459
	Boeing Co.	3.950%	8/1/2059	990	711
	Boeing Co.	5.930%	5/1/2060	4,713	4,719
	Boeing Co.	7.008%	5/1/2064	2,870	3,323
	Burlington Northern Santa Fe LLC	6.150%	5/1/2037	985	1,095
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	1,307	1,384
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	996	981
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	480	490
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	1,296	1,251
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	868	784
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	1,467	1,315
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	968	872
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	1,652	1,625
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	1,867	1,779
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	1,850	1,665
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	3,045	2,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	1,881	1,531
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	2,060	1,691
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	1,565	1,170
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	1,883	1,272
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	2,322	1,637
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	4,625	2,961
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	993	953
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	2,637	2,647
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	1,637	1,713
	Canadian National Railway Co.	6.200%	6/1/2036	1,162	1,297
	Canadian National Railway Co.	6.375%	11/15/2037	2,359	2,647
	Canadian National Railway Co.	3.650%	2/3/2048	642	497
	Canadian National Railway Co.	4.400%	8/5/2052	860	739
	Canadian Pacific Railway Co.	5.950%	5/15/2037	1,110	1,193
	Canadian Pacific Railway Co.	3.000%	12/2/2041	2,381	1,783
	Canadian Pacific Railway Co.	4.300%	5/15/2043	543	472
	Canadian Pacific Railway Co.	4.950%	8/15/2045	1,036	971
	Canadian Pacific Railway Co.	3.500%	5/1/2050	990	726
	Canadian Pacific Railway Co.	3.100%	12/2/2051	3,316	2,239
	Canadian Pacific Railway Co.	4.200%	11/15/2069	983	756
	Canadian Pacific Railway Co.	6.125%	9/15/2115	1,168	1,210
	Carrier Global Corp.	3.377%	4/5/2040	3,610	2,914
	Carrier Global Corp.	3.577%	4/5/2050	2,510	1,877
	Carrier Global Corp.	6.200%	3/15/2054	831	903
	Caterpillar Inc.	6.050%	8/15/2036	985	1,092
	Caterpillar Inc.	3.803%	8/15/2042	3,124	2,639
	Caterpillar Inc.	3.250%	9/19/2049	1,647	1,190
	Caterpillar Inc.	3.250%	4/9/2050	985	710
	Caterpillar Inc.	5.500%	5/15/2055	1,175	1,200
	Caterpillar Inc.	4.750%	5/15/2064	831	744
	CSX Corp.	6.000%	10/1/2036	1,087	1,181
	CSX Corp.	6.150%	5/1/2037	970	1,071
	CSX Corp.	6.220%	4/30/2040	829	916
	CSX Corp.	4.750%	5/30/2042	636	596
	CSX Corp.	4.100%	3/15/2044	874	741
	CSX Corp.	3.800%	11/1/2046	1,427	1,136
	CSX Corp.	4.300%	3/1/2048	1,424	1,208
	CSX Corp.	4.750%	11/15/2048	1,730	1,566
	CSX Corp.	4.500%	3/15/2049	896	778
	CSX Corp.	3.350%	9/15/2049	1,195	857
	CSX Corp.	3.800%	4/15/2050	974	755
	CSX Corp.	3.950%	5/1/2050	540	430
	CSX Corp.	2.500%	5/15/2051	1,388	827
	CSX Corp.	4.500%	11/15/2052	2,012	1,737
	CSX Corp.	4.900%	3/15/2055	584	535
	CSX Corp.	4.250%	11/1/2066	1,385	1,090
	CSX Corp.	4.650%	3/1/2068	1,139	963
	Cummins Inc.	4.875%	10/1/2043	673	649
	Cummins Inc.	2.600%	9/1/2050	945	584
	Cummins Inc.	5.450%	2/20/2054	842	838
	Deere & Co.	3.900%	6/9/2042	2,494	2,157
	Deere & Co.	2.875%	9/7/2049	979	667
	Deere & Co.	3.750%	4/15/2050	1,776	1,406
	Deere & Co.	5.700%	1/19/2055	1,085	1,142
	Dover Corp.	5.375%	10/15/2035	617	646
	Dover Corp.	5.375%	3/1/2041	1,048	1,053
	Eaton Corp.	4.150%	11/2/2042	1,473	1,301
	Eaton Corp.	3.915%	9/15/2047	1,013	823
	Eaton Corp.	4.700%	8/23/2052	4	4
[4]	Embraer Netherlands Finance BV	5.400%	1/9/2038	1,190	1,185
	Emerson Electric Co.	2.800%	12/21/2051	2,919	1,874
[3]	FedEx Corp.	3.250%	5/15/2041	985	736
[3]	FedEx Corp.	5.100%	1/15/2044	1,323	1,203
[3]	FedEx Corp.	4.100%	2/1/2045	1,088	861
[3]	FedEx Corp.	4.750%	11/15/2045	1,223	1,062
[3]	FedEx Corp.	4.550%	4/1/2046	2,253	1,897
[3]	FedEx Corp.	4.400%	1/15/2047	2,454	2,008
[3]	FedEx Corp.	4.950%	10/17/2048	1,656	1,436
[3]	FedEx Corp.	5.250%	5/15/2050	2,430	2,227
	Fortive Corp.	4.300%	6/15/2046	821	691

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Dynamics Corp.	4.250%	4/1/2040	2,019	1,846
	General Dynamics Corp.	3.600%	11/15/2042	1,085	888
	General Electric Co.	4.900%	1/29/2036	1,000	1,014
[1]	General Electric Co.	5.875%	1/14/2038	1,676	1,824
[1]	General Electric Co.	6.875%	1/10/2039	1,555	1,843
	General Electric Co.	4.350%	5/1/2050	170	148
	Honeywell International Inc.	5.700%	3/15/2036	1,480	1,576
	Honeywell International Inc.	5.375%	3/1/2041	465	480
	Honeywell International Inc.	3.812%	11/21/2047	1,295	1,018
	Honeywell International Inc.	5.250%	3/1/2054	3,110	2,992
	Honeywell International Inc.	5.350%	3/1/2064	780	750
	Illinois Tool Works Inc.	4.875%	9/15/2041	1,248	1,210
	Illinois Tool Works Inc.	3.900%	9/1/2042	1,653	1,410
	Ingersoll Rand Inc.	5.700%	6/15/2054	890	906
[1]	Johnson Controls International plc	4.625%	7/2/2044	811	726
	Johnson Controls International plc	4.500%	2/15/2047	864	751
[1]	Johnson Controls International plc	4.950%	7/2/2064	850	742
	L3Harris Technologies Inc.	5.054%	4/27/2045	560	539
	L3Harris Technologies Inc.	5.600%	7/31/2053	1,345	1,350
	L3Harris Technologies Inc.	5.500%	8/15/2054	1,110	1,103
	Lockheed Martin Corp.	4.500%	5/15/2036	1,480	1,447
	Lockheed Martin Corp.	4.070%	12/15/2042	2,419	2,087
	Lockheed Martin Corp.	3.800%	3/1/2045	716	585
	Lockheed Martin Corp.	4.700%	5/15/2046	2,173	1,994
	Lockheed Martin Corp.	4.090%	9/15/2052	3,383	2,733
	Lockheed Martin Corp.	4.150%	6/15/2053	3,092	2,512
	Lockheed Martin Corp.	5.700%	11/15/2054	2,487	2,565
	Lockheed Martin Corp.	5.200%	2/15/2055	1,080	1,038
	Lockheed Martin Corp.	4.300%	6/15/2062	1	1
	Lockheed Martin Corp.	5.200%	2/15/2064	1,715	1,617
[1]	Nature Conservancy	3.957%	3/1/2052	967	770
	Norfolk Southern Corp.	4.837%	10/1/2041	1,866	1,776
	Norfolk Southern Corp.	4.650%	1/15/2046	3,126	2,822
	Norfolk Southern Corp.	3.942%	11/1/2047	1,058	855
	Norfolk Southern Corp.	4.100%	5/15/2049	1,460	1,189
	Norfolk Southern Corp.	3.400%	11/1/2049	2,365	1,705
	Norfolk Southern Corp.	4.050%	8/15/2052	1,746	1,396
	Norfolk Southern Corp.	3.700%	3/15/2053	2,929	2,188
	Norfolk Southern Corp.	4.550%	6/1/2053	1,247	1,081
	Norfolk Southern Corp.	5.350%	8/1/2054	1,648	1,620
	Norfolk Southern Corp.	3.155%	5/15/2055	843	558
	Norfolk Southern Corp.	5.950%	3/15/2064	985	1,040
	Norfolk Southern Corp.	4.100%	5/15/2121	975	691
	Northrop Grumman Corp.	5.150%	5/1/2040	852	849
	Northrop Grumman Corp.	5.050%	11/15/2040	367	360
	Northrop Grumman Corp.	4.750%	6/1/2043	1,477	1,369
	Northrop Grumman Corp.	3.850%	4/15/2045	647	526
	Northrop Grumman Corp.	4.030%	10/15/2047	3,047	2,485
	Northrop Grumman Corp.	5.250%	5/1/2050	1,865	1,795
	Northrop Grumman Corp.	4.950%	3/15/2053	2,182	2,003
	Northrop Grumman Corp.	5.200%	6/1/2054	1,253	1,193
	Otis Worldwide Corp.	3.112%	2/15/2040	2,026	1,580
	Otis Worldwide Corp.	3.362%	2/15/2050	754	539
[1]	Parker-Hannifin Corp.	6.250%	5/15/2038	450	499
	Parker-Hannifin Corp.	4.100%	3/1/2047	1,433	1,196
	Parker-Hannifin Corp.	4.000%	6/14/2049	1,714	1,395
	Precision Castparts Corp.	3.900%	1/15/2043	850	715
	Precision Castparts Corp.	4.375%	6/15/2045	813	713
	Republic Services Inc.	6.200%	3/1/2040	972	1,074
	Republic Services Inc.	3.050%	3/1/2050	1,500	1,041
	Rockwell Automation Inc.	4.200%	3/1/2049	890	749
	Rockwell Automation Inc.	2.800%	8/15/2061	974	579
	RTX Corp.	6.125%	7/15/2038	1,168	1,279
	RTX Corp.	4.450%	11/16/2038	2,027	1,906
	RTX Corp.	4.875%	10/15/2040	990	954
	RTX Corp.	4.700%	12/15/2041	687	642
	RTX Corp.	4.500%	6/1/2042	6,479	5,858
	RTX Corp.	4.800%	12/15/2043	890	826
	RTX Corp.	4.150%	5/15/2045	1,042	878
	RTX Corp.	3.750%	11/1/2046	1,758	1,377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	4.350%	4/15/2047	2,426	2,075
	RTX Corp.	4.050%	5/4/2047	1,370	1,117
	RTX Corp.	4.625%	11/16/2048	1,661	1,470
	RTX Corp.	3.125%	7/1/2050	1,156	787
	RTX Corp.	2.820%	9/1/2051	845	535
	RTX Corp.	3.030%	3/15/2052	975	643
	RTX Corp.	5.375%	2/27/2053	2,650	2,587
	RTX Corp.	6.400%	3/15/2054	2,289	2,560
	Trane Technologies Financing Ltd.	4.650%	11/1/2044	420	382
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	929	978
	Union Pacific Corp.	3.600%	9/15/2037	918	814
[1]	Union Pacific Corp.	3.550%	8/15/2039	1,351	1,150
	Union Pacific Corp.	3.200%	5/20/2041	930	729
	Union Pacific Corp.	4.050%	3/1/2046	970	802
	Union Pacific Corp.	3.350%	8/15/2046	1,760	1,299
	Union Pacific Corp.	4.000%	4/15/2047	2,175	1,770
	Union Pacific Corp.	3.250%	2/5/2050	1,914	1,348
	Union Pacific Corp.	2.950%	3/10/2052	978	637
	Union Pacific Corp.	3.500%	2/14/2053	853	616
	Union Pacific Corp.	4.950%	5/15/2053	900	835
	Union Pacific Corp.	5.600%	12/1/2054	594	604
	Union Pacific Corp.	3.875%	2/1/2055	976	750
	Union Pacific Corp.	3.950%	8/15/2059	1,147	871
	Union Pacific Corp.	3.839%	3/20/2060	3,028	2,243
	Union Pacific Corp.	3.550%	5/20/2061	1,022	705
	Union Pacific Corp.	5.150%	1/20/2063	1,473	1,381
	Union Pacific Corp.	3.750%	2/5/2070	972	678
	Union Pacific Corp.	3.799%	4/6/2071	2,431	1,715
	Union Pacific Corp.	3.850%	2/14/2072	1,115	790
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	2,066	2,137
[1]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	652	665
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	1,207	1,241
	United Parcel Service Inc.	6.200%	1/15/2038	1,396	1,539
	United Parcel Service Inc.	4.875%	11/15/2040	1,058	1,022
	United Parcel Service Inc.	3.625%	10/1/2042	831	666
	United Parcel Service Inc.	3.400%	11/15/2046	1,034	770
	United Parcel Service Inc.	3.750%	11/15/2047	1,346	1,049
	United Parcel Service Inc.	4.250%	3/15/2049	1,472	1,224
	United Parcel Service Inc.	3.400%	9/1/2049	1,111	796
	United Parcel Service Inc.	5.300%	4/1/2050	882	854
	United Parcel Service Inc.	5.050%	3/3/2053	1,690	1,562
	United Parcel Service Inc.	5.950%	5/14/2055	2,830	2,957
	United Parcel Service Inc.	5.600%	5/22/2064	1,235	1,216
	United Parcel Service Inc.	6.050%	5/14/2065	1,855	1,941
	Valmont Industries Inc.	5.250%	10/1/2054	250	234
	Waste Connections Inc.	3.050%	4/1/2050	1,030	697
	Waste Connections Inc.	2.950%	1/15/2052	1,791	1,172
	Waste Management Inc.	2.950%	6/1/2041	325	246
	Waste Management Inc.	4.150%	7/15/2049	1,585	1,327
	Waste Management Inc.	2.500%	11/15/2050	952	578
	Waste Management Inc.	5.350%	10/15/2054	1,240	1,222
	WW Grainger Inc.	4.600%	6/15/2045	1,090	992
	WW Grainger Inc.	3.750%	5/15/2046	874	696
	WW Grainger Inc.	4.200%	5/15/2047	871	734
	Xylem Inc.	4.375%	11/1/2046	1,091	926
					296,506
Materials (1.4%)
	Albemarle Corp.	5.450%	12/1/2044	795	717
	Albemarle Corp.	5.650%	6/1/2052	955	845
	ArcelorMittal SA	7.000%	10/15/2039	1,161	1,304
	ArcelorMittal SA	6.750%	3/1/2041	590	642
	ArcelorMittal SA	6.350%	6/17/2054	990	1,035
	Barrick Mining Corp.	6.450%	10/15/2035	576	643
	Barrick North America Finance LLC	5.700%	5/30/2041	1,093	1,124
	Barrick North America Finance LLC	5.750%	5/1/2043	2,376	2,458
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	1,106	1,174
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	1,000	1,015
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	5,732	5,527
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	960	976

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	750	780
Carlisle Cos. Inc.	5.550%	9/15/2040	400	405
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	593	546
CF Industries Inc.	4.950%	6/1/2043	990	911
CF Industries Inc.	5.375%	3/15/2044	1,473	1,418
Dow Chemical Co.	9.400%	5/15/2039	382	499
Dow Chemical Co.	5.250%	11/15/2041	2,068	1,907
Dow Chemical Co.	4.375%	11/15/2042	2,113	1,723
Dow Chemical Co.	5.550%	11/30/2048	835	761
Dow Chemical Co.	4.800%	5/15/2049	1,265	1,032
Dow Chemical Co.	3.600%	11/15/2050	2,777	1,881
Dow Chemical Co.	6.900%	5/15/2053	1,595	1,705
Dow Chemical Co.	5.950%	3/15/2055	660	627
DuPont de Nemours Inc.	5.319%	11/15/2038	872	898
DuPont de Nemours Inc.	5.419%	11/15/2048	2,628	2,599
Eastman Chemical Co.	4.800%	9/1/2042	861	763
Eastman Chemical Co.	4.650%	10/15/2044	1,512	1,291
Ecolab Inc.	2.125%	8/15/2050	980	546
Ecolab Inc.	2.700%	12/15/2051	1,534	968
FMC Corp.	4.500%	10/1/2049	827	635
Freeport-McMoRan Inc.	5.450%	3/15/2043	2,703	2,599
International Flavors & Fragrances Inc.	5.000%	9/26/2048	2,093	1,841
International Paper Co.	6.000%	11/15/2041	972	1,012
International Paper Co.	4.800%	6/15/2044	1,192	1,063
International Paper Co.	5.150%	5/15/2046	728	676
International Paper Co.	4.400%	8/15/2047	1,690	1,411
International Paper Co.	4.350%	8/15/2048	1,945	1,592
Linde Inc.	3.550%	11/7/2042	1,363	1,101
Linde Inc.	2.000%	8/10/2050	692	377
LYB International Finance BV	5.250%	7/15/2043	1,627	1,458
LYB International Finance BV	4.875%	3/15/2044	1,606	1,374
LYB International Finance III LLC	3.375%	10/1/2040	1,633	1,206
LYB International Finance III LLC	4.200%	10/15/2049	1,757	1,301
LYB International Finance III LLC	4.200%	5/1/2050	1,475	1,092
LYB International Finance III LLC	3.800%	10/1/2060	1,165	750
LyondellBasell Industries NV	4.625%	2/26/2055	980	770
Martin Marietta Materials Inc.	3.200%	7/15/2051	2,240	1,541
Martin Marietta Materials Inc.	5.500%	12/1/2054	1,195	1,186
Mosaic Co.	4.875%	11/15/2041	772	703
Mosaic Co.	5.625%	11/15/2043	778	769
Newmont Corp.	5.450%	6/9/2044	1,450	1,458
Newmont Corp.	4.200%	5/13/2050	1,135	952
Nucor Corp.	6.400%	12/1/2037	1,725	1,923
Nucor Corp.	3.850%	4/1/2052	1,730	1,344
Nucor Corp.	2.979%	12/15/2055	520	329
Nutrien Ltd.	5.875%	12/1/2036	1,159	1,222
Nutrien Ltd.	5.625%	12/1/2040	980	988
Nutrien Ltd.	4.900%	6/1/2043	575	529
Nutrien Ltd.	5.250%	1/15/2045	905	860
Nutrien Ltd.	5.000%	4/1/2049	1,771	1,615
Nutrien Ltd.	5.800%	3/27/2053	4,271	4,341
Packaging Corp. of America	3.050%	10/1/2051	813	531
Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	2,569	2,571
Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	1,240	778
Rio Tinto Finance USA plc	4.750%	3/22/2042	1,325	1,240
Rio Tinto Finance USA plc	4.125%	8/21/2042	975	846
Rio Tinto Finance USA plc	5.125%	3/9/2053	936	886
Rio Tinto Finance USA plc	5.750%	3/14/2055	672	692
Rio Tinto Finance USA plc	5.875%	3/14/2065	539	562
RPM International Inc.	4.250%	1/15/2048	765	640
Sherwin-Williams Co.	4.550%	8/1/2045	936	818
Sherwin-Williams Co.	4.500%	6/1/2047	2,603	2,250
Sherwin-Williams Co.	3.800%	8/15/2049	1,376	1,055
Smurfit Kappa Treasury ULC	5.777%	4/3/2054	3,795	3,882
Sonoco Products Co.	5.750%	11/1/2040	870	890
Southern Copper Corp.	6.750%	4/16/2040	2,195	2,489
Southern Copper Corp.	5.250%	11/8/2042	2,658	2,571
Southern Copper Corp.	5.875%	4/23/2045	2,400	2,482
Steel Dynamics Inc.	3.250%	10/15/2050	729	502
Steel Dynamics Inc.	5.750%	5/15/2055	603	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Suzano Netherlands BV	5.500%	1/15/2036	333	333
	Vale Overseas Ltd.	6.875%	11/21/2036	1,240	1,395
	Vale Overseas Ltd.	6.875%	11/10/2039	1,295	1,454
	Vale Overseas Ltd.	6.400%	6/28/2054	2,468	2,538
	Vale SA	5.625%	9/11/2042	1,070	1,090
	Vulcan Materials Co.	4.500%	6/15/2047	1,130	985
	Vulcan Materials Co.	4.700%	3/1/2048	1,030	916
	Vulcan Materials Co.	5.700%	12/1/2054	1,110	1,134
	Westlake Corp.	2.875%	8/15/2041	1,825	1,256
	Westlake Corp.	4.375%	11/15/2047	1,690	1,336
	Westlake Corp.	3.125%	8/15/2051	894	556
					118,029
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	600	617
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	1,785	1,551
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	970	743
	Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	1,685	1,057
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	2,245	1,563
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	1,365	1,318
	American Homes 4 Rent LP	3.375%	7/15/2051	705	479
	American Tower Corp.	3.700%	10/15/2049	1,569	1,175
	American Tower Corp.	3.100%	6/15/2050	1,110	744
	American Tower Corp.	2.950%	1/15/2051	2,478	1,603
[1]	AvalonBay Communities Inc.	3.900%	10/15/2046	610	488
[1]	AvalonBay Communities Inc.	4.150%	7/1/2047	700	579
	Camden Property Trust	3.350%	11/1/2049	679	484
	Crown Castle Inc.	2.900%	4/1/2041	2,902	2,121
	Crown Castle Inc.	5.200%	2/15/2049	1,825	1,681
	Crown Castle Inc.	4.000%	11/15/2049	903	692
	Crown Castle Inc.	4.150%	7/1/2050	520	411
	Crown Castle Inc.	3.250%	1/15/2051	1,441	971
	Equinix Inc.	3.000%	7/15/2050	1,086	710
	Equinix Inc.	3.400%	2/15/2052	1,035	722
	ERP Operating LP	4.500%	7/1/2044	477	423
	ERP Operating LP	4.000%	8/1/2047	647	522
	Essential Properties LP	5.400%	12/1/2035	300	301
	Essex Portfolio LP	4.500%	3/15/2048	486	422
	Essex Portfolio LP	2.650%	9/1/2050	599	365
	Federal Realty OP LP	4.500%	12/1/2044	855	754
	GLP Capital LP	5.750%	11/1/2037	800	795
	GLP Capital LP	6.250%	9/15/2054	890	894
	Healthpeak OP LLC	6.750%	2/1/2041	650	721
	Kilroy Realty LP	6.250%	1/15/2036	700	725
	Kimco Realty OP LLC	4.125%	12/1/2046	1,275	1,044
	Kimco Realty OP LLC	4.450%	9/1/2047	566	486
	Kimco Realty OP LLC	3.700%	10/1/2049	1,015	760
	Mid-America Apartments LP	2.875%	9/15/2051	765	493
	NNN REIT Inc.	3.500%	4/15/2051	1,897	1,342
	NNN REIT Inc.	3.000%	4/15/2052	1,191	756
	Prologis LP	4.375%	9/15/2048	853	726
	Prologis LP	3.050%	3/1/2050	870	587
	Prologis LP	2.125%	10/15/2050	890	489
	Prologis LP	5.250%	6/15/2053	1,263	1,221
	Prologis LP	5.250%	3/15/2054	975	942
	Public Storage Operating Co.	5.350%	8/1/2053	990	978
	Realty Income Corp.	4.650%	3/15/2047	1,235	1,103
	Realty Income Corp.	5.375%	9/1/2054	515	505
	Regency Centers LP	4.650%	3/15/2049	709	620
	Simon Property Group LP	5.125%	10/1/2035	500	505
	Simon Property Group LP	6.750%	2/1/2040	1,297	1,494
	Simon Property Group LP	4.750%	3/15/2042	965	890
	Simon Property Group LP	4.250%	10/1/2044	776	662
	Simon Property Group LP	4.250%	11/30/2046	470	398
	Simon Property Group LP	3.250%	9/13/2049	1,346	944
	Simon Property Group LP	3.800%	7/15/2050	945	725
	Simon Property Group LP	5.850%	3/8/2053	1,660	1,724
	Simon Property Group LP	6.650%	1/15/2054	1,250	1,434
	Ventas Realty LP	5.700%	9/30/2043	848	845
	VICI Properties LP	5.625%	5/15/2052	1,030	983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	VICI Properties LP	6.125%	4/1/2054	485	491
	Welltower OP LLC	6.500%	3/15/2041	720	805
	Welltower OP LLC	4.950%	9/1/2048	1,230	1,157
	Weyerhaeuser Co.	4.000%	3/9/2052	670	521
					51,261
Technology (4.0%)
	Advanced Micro Devices Inc.	4.393%	6/1/2052	915	786
	Analog Devices Inc.	2.800%	10/1/2041	1,600	1,184
	Analog Devices Inc.	2.950%	10/1/2051	3,062	2,028
	Apple Inc.	2.375%	2/8/2041	1,699	1,223
	Apple Inc.	3.850%	5/4/2043	5,103	4,351
	Apple Inc.	4.450%	5/6/2044	670	628
	Apple Inc.	3.450%	2/9/2045	4,123	3,268
	Apple Inc.	4.375%	5/13/2045	3,683	3,327
	Apple Inc.	4.650%	2/23/2046	4,701	4,394
	Apple Inc.	3.850%	8/4/2046	6,308	5,221
	Apple Inc.	3.750%	9/12/2047	2,729	2,194
	Apple Inc.	3.750%	11/13/2047	971	783
	Apple Inc.	2.950%	9/11/2049	2,011	1,377
	Apple Inc.	2.650%	5/11/2050	1,537	983
	Apple Inc.	2.650%	2/8/2051	5,371	3,410
	Apple Inc.	2.700%	8/5/2051	3,211	2,046
	Apple Inc.	3.950%	8/8/2052	3,826	3,109
	Apple Inc.	4.850%	5/10/2053	974	947
	Apple Inc.	2.550%	8/20/2060	5,755	3,366
	Apple Inc.	2.800%	2/8/2061	3,797	2,291
	Apple Inc.	2.850%	8/5/2061	4,519	2,749
	Apple Inc.	4.100%	8/8/2062	795	641
	Applied Materials Inc.	5.100%	10/1/2035	1,345	1,396
	Applied Materials Inc.	4.600%	1/15/2036	531	526
	Applied Materials Inc.	5.850%	6/15/2041	540	577
	Applied Materials Inc.	4.350%	4/1/2047	1,295	1,132
[3]	Broadcom Inc.	3.137%	11/15/2035	5,021	4,347
	Broadcom Inc.	4.800%	2/15/2036	7,541	7,518
[3]	Broadcom Inc.	3.187%	11/15/2036	5,165	4,409
[3]	Broadcom Inc.	4.926%	5/15/2037	2,845	2,834
	Broadcom Inc.	4.900%	2/15/2038	6,170	6,138
[3]	Broadcom Inc.	3.500%	2/15/2041	4,880	4,016
[3]	Broadcom Inc.	3.750%	2/15/2051	1,105	861
	Cisco Systems Inc.	5.900%	2/15/2039	3,478	3,779
	Cisco Systems Inc.	5.500%	1/15/2040	2,423	2,530
	Cisco Systems Inc.	5.300%	2/26/2054	3,080	3,040
	Cisco Systems Inc.	5.500%	2/24/2055	888	902
	Cisco Systems Inc.	5.350%	2/26/2064	1,200	1,179
	Corning Inc.	4.700%	3/15/2037	1,015	993
	Corning Inc.	5.750%	8/15/2040	953	995
	Corning Inc.	4.750%	3/15/2042	985	916
	Corning Inc.	5.350%	11/15/2048	200	194
	Corning Inc.	3.900%	11/15/2049	750	589
	Corning Inc.	4.375%	11/15/2057	830	687
	Corning Inc.	5.450%	11/15/2079	1,409	1,324
[4]	Dell International LLC	5.100%	2/15/2036	2,150	2,138
	Dell International LLC	8.100%	7/15/2036	823	1,002
	Dell International LLC	3.375%	12/15/2041	2,317	1,778
	Dell International LLC	8.350%	7/15/2046	1,176	1,528
	Dell International LLC	3.450%	12/15/2051	1,619	1,138
	Fidelity National Information Services Inc.	3.100%	3/1/2041	870	655
	Fidelity National Information Services Inc.	4.500%	8/15/2046	816	685
	Fiserv Inc.	4.400%	7/1/2049	4,870	4,019
	Global Payments Inc.	4.150%	8/15/2049	1,573	1,200
	Global Payments Inc.	5.950%	8/15/2052	1,439	1,414
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	2,086	2,195
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	3,927	3,757
	HP Inc.	6.000%	9/15/2041	1,839	1,900
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	1,073	1,027
	Intel Corp.	4.600%	3/25/2040	965	878
	Intel Corp.	2.800%	8/12/2041	2,425	1,696
	Intel Corp.	4.250%	12/15/2042	885	736
	Intel Corp.	5.625%	2/10/2043	453	447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.900%	7/29/2045	2,235	1,983
	Intel Corp.	4.100%	5/19/2046	1,447	1,139
	Intel Corp.	4.100%	5/11/2047	1,065	830
	Intel Corp.	3.734%	12/8/2047	1,807	1,329
	Intel Corp.	3.250%	11/15/2049	5,610	3,731
	Intel Corp.	4.750%	3/25/2050	2,870	2,428
	Intel Corp.	3.050%	8/12/2051	3,094	1,961
	Intel Corp.	4.900%	8/5/2052	3,265	2,810
	Intel Corp.	5.700%	2/10/2053	3,269	3,161
	Intel Corp.	5.600%	2/21/2054	1,381	1,327
	Intel Corp.	3.100%	2/15/2060	3,485	2,065
	Intel Corp.	3.200%	8/12/2061	700	419
	Intel Corp.	5.050%	8/5/2062	1,439	1,235
	Intel Corp.	5.900%	2/10/2063	2,295	2,246
	International Business Machines Corp.	4.150%	5/15/2039	5,138	4,611
	International Business Machines Corp.	2.850%	5/15/2040	1,385	1,046
	International Business Machines Corp.	4.000%	6/20/2042	2,380	2,022
	International Business Machines Corp.	4.700%	2/19/2046	2,095	1,898
	International Business Machines Corp.	4.250%	5/15/2049	5,583	4,615
	International Business Machines Corp.	2.950%	5/15/2050	1,510	991
	International Business Machines Corp.	3.430%	2/9/2052	1,175	829
	International Business Machines Corp.	5.100%	2/6/2053	685	642
[1]	International Business Machines Corp.	5.700%	2/10/2055	1,097	1,112
	Intuit Inc.	5.500%	9/15/2053	1,645	1,656
	Juniper Networks Inc.	5.950%	3/15/2041	780	784
	KLA Corp.	3.300%	3/1/2050	999	714
	KLA Corp.	4.950%	7/15/2052	2,657	2,483
	KLA Corp.	5.250%	7/15/2062	1,260	1,212
	Lam Research Corp.	2.875%	6/15/2050	2,544	1,689
	Lam Research Corp.	3.125%	6/15/2060	1,595	1,021
	Micron Technology Inc.	6.050%	11/1/2035	1,000	1,069
	Micron Technology Inc.	3.366%	11/1/2041	1,345	1,039
	Micron Technology Inc.	3.477%	11/1/2051	954	680
	Microsoft Corp.	4.200%	11/3/2035	505	506
	Microsoft Corp.	3.450%	8/8/2036	5,626	5,139
	Microsoft Corp.	4.100%	2/6/2037	1,169	1,136
	Microsoft Corp.	4.500%	10/1/2040	2,130	2,076
	Microsoft Corp.	3.700%	8/8/2046	3,876	3,189
	Microsoft Corp.	4.250%	2/6/2047	860	782
	Microsoft Corp.	2.525%	6/1/2050	7,769	4,915
	Microsoft Corp.	2.500%	9/15/2050	4,822	3,019
	Microsoft Corp.	2.921%	3/17/2052	10,791	7,329
	Microsoft Corp.	2.675%	6/1/2060	8,722	5,216
	Microsoft Corp.	3.041%	3/17/2062	2,423	1,575
	Moody's Corp.	2.750%	8/19/2041	476	343
	Moody's Corp.	5.250%	7/15/2044	2,005	1,964
	Moody's Corp.	3.250%	5/20/2050	776	537
	Moody's Corp.	3.750%	2/25/2052	765	582
	Moody's Corp.	3.100%	11/29/2061	960	613
	Motorola Solutions Inc.	5.500%	9/1/2044	1,750	1,746
	NVIDIA Corp.	3.500%	4/1/2040	2,465	2,111
	NVIDIA Corp.	3.500%	4/1/2050	2,252	1,728
	NVIDIA Corp.	3.700%	4/1/2060	1,706	1,290
	NXP BV	3.250%	5/11/2041	1,673	1,274
	NXP BV	3.125%	2/15/2042	1,150	850
	NXP BV	3.250%	11/30/2051	766	513
	Oracle Corp.	3.850%	7/15/2036	1,935	1,723
	Oracle Corp.	3.800%	11/15/2037	4,898	4,229
	Oracle Corp.	6.500%	4/15/2038	1,816	1,989
	Oracle Corp.	6.125%	7/8/2039	939	992
	Oracle Corp.	3.600%	4/1/2040	4,133	3,318
	Oracle Corp.	5.375%	7/15/2040	5,304	5,201
	Oracle Corp.	3.650%	3/25/2041	4,100	3,273
	Oracle Corp.	4.125%	5/15/2045	4,330	3,478
	Oracle Corp.	5.875%	9/26/2045	5,100	5,118
	Oracle Corp.	4.000%	7/15/2046	6,530	5,082
	Oracle Corp.	4.000%	11/15/2047	2,060	1,593
	Oracle Corp.	3.600%	4/1/2050	7,416	5,221
	Oracle Corp.	3.950%	3/25/2051	6,091	4,532
	Oracle Corp.	6.900%	11/9/2052	3,485	3,881

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	5.550%	2/6/2053	1,310	1,236
	Oracle Corp.	5.375%	9/27/2054	3,540	3,253
	Oracle Corp.	5.950%	9/26/2055	6,040	6,022
	Oracle Corp.	3.850%	4/1/2060	6,255	4,296
	Oracle Corp.	4.100%	3/25/2061	4,270	3,069
	Oracle Corp.	5.500%	9/27/2064	1,715	1,569
	Oracle Corp.	6.125%	8/3/2065	968	972
	Oracle Corp.	6.100%	9/26/2065	2,550	2,548
	PayPal Holdings Inc.	3.250%	6/1/2050	871	612
	PayPal Holdings Inc.	5.050%	6/1/2052	983	923
	PayPal Holdings Inc.	5.500%	6/1/2054	1,205	1,206
	PayPal Holdings Inc.	5.250%	6/1/2062	825	784
	QUALCOMM Inc.	4.800%	5/20/2045	2,889	2,707
	QUALCOMM Inc.	4.300%	5/20/2047	1,846	1,585
	QUALCOMM Inc.	4.500%	5/20/2052	965	837
	QUALCOMM Inc.	6.000%	5/20/2053	3,006	3,231
	S&P Global Inc.	3.250%	12/1/2049	2,086	1,498
	S&P Global Inc.	3.700%	3/1/2052	1,439	1,108
	S&P Global Inc.	2.300%	8/15/2060	555	289
	S&P Global Inc.	3.900%	3/1/2062	1,115	856
	Salesforce Inc.	2.700%	7/15/2041	1,370	1,007
	Salesforce Inc.	2.900%	7/15/2051	2,700	1,773
	Salesforce Inc.	3.050%	7/15/2061	1,557	980
	Synopsys Inc.	5.700%	4/1/2055	3,413	3,444
	Texas Instruments Inc.	3.875%	3/15/2039	1,369	1,223
	Texas Instruments Inc.	4.150%	5/15/2048	1,713	1,433
	Texas Instruments Inc.	2.700%	9/15/2051	1,132	709
	Texas Instruments Inc.	5.000%	3/14/2053	1,300	1,223
	Texas Instruments Inc.	5.150%	2/8/2054	1,375	1,327
	Texas Instruments Inc.	5.050%	5/18/2063	1,663	1,543
[1]	TR Finance LLC	5.850%	4/15/2040	740	769
[1]	TR Finance LLC	5.650%	11/23/2043	400	402
	TSMC Arizona Corp.	3.125%	10/25/2041	1,190	968
	TSMC Arizona Corp.	3.250%	10/25/2051	1,301	995
	TSMC Arizona Corp.	4.500%	4/22/2052	840	795
	Verisk Analytics Inc.	5.125%	2/15/2036	808	816
					342,229
Utilities (5.8%)
[1]	AEP Texas Inc.	4.150%	5/1/2049	710	554
[1]	AEP Texas Inc.	3.450%	1/15/2050	860	598
	AEP Texas Inc.	3.450%	5/15/2051	888	611
	AEP Texas Inc.	5.250%	5/15/2052	975	900
	AEP Texas Inc.	5.850%	10/15/2055	605	604
	AEP Transmission Co. LLC	4.000%	12/1/2046	943	764
	AEP Transmission Co. LLC	3.800%	6/15/2049	1,475	1,136
	AEP Transmission Co. LLC	3.150%	9/15/2049	390	267
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	970	732
[1]	AEP Transmission Co. LLC	2.750%	8/15/2051	495	314
[1]	AEP Transmission Co. LLC	4.500%	6/15/2052	1,280	1,106
	AEP Transmission Co. LLC	5.400%	3/15/2053	869	862
	Alabama Power Co.	6.000%	3/1/2039	927	1,001
	Alabama Power Co.	3.850%	12/1/2042	520	429
	Alabama Power Co.	4.150%	8/15/2044	927	788
	Alabama Power Co.	3.750%	3/1/2045	2,278	1,822
	Alabama Power Co.	4.300%	1/2/2046	1,141	978
[1]	Alabama Power Co.	3.700%	12/1/2047	1,156	897
[1]	Alabama Power Co.	4.300%	7/15/2048	472	403
	Alabama Power Co.	3.450%	10/1/2049	989	723
	Alabama Power Co.	3.125%	7/15/2051	927	629
	Alabama Power Co.	3.000%	3/15/2052	980	649
	Ameren Illinois Co.	4.150%	3/15/2046	992	836
	Ameren Illinois Co.	3.700%	12/1/2047	575	449
	Ameren Illinois Co.	4.500%	3/15/2049	722	627
	Ameren Illinois Co.	2.900%	6/15/2051	994	642
	Ameren Illinois Co.	5.625%	3/1/2055	1,242	1,266
	American Electric Power Co. Inc.	3.250%	3/1/2050	1,120	750
[1]	American Electric Power Co. Inc.	6.050%	3/15/2056	750	752
	American Water Capital Corp.	6.593%	10/15/2037	404	459
	American Water Capital Corp.	4.300%	12/1/2042	1,050	919

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	4.300%	9/1/2045	645	561
	American Water Capital Corp.	3.750%	9/1/2047	581	452
	American Water Capital Corp.	4.200%	9/1/2048	993	822
	American Water Capital Corp.	4.150%	6/1/2049	630	514
	American Water Capital Corp.	3.450%	5/1/2050	744	540
	American Water Capital Corp.	3.250%	6/1/2051	1,345	929
	American Water Capital Corp.	5.450%	3/1/2054	1,083	1,071
	American Water Capital Corp.	5.700%	9/1/2055	972	987
	Appalachian Power Co.	7.000%	4/1/2038	1,051	1,190
	Appalachian Power Co.	4.400%	5/15/2044	530	448
	Appalachian Power Co.	4.450%	6/1/2045	1,360	1,151
[1]	Appalachian Power Co.	4.500%	3/1/2049	1,016	849
	Arizona Public Service Co.	4.500%	4/1/2042	875	770
	Arizona Public Service Co.	3.750%	5/15/2046	1,590	1,227
	Arizona Public Service Co.	4.200%	8/15/2048	695	566
	Arizona Public Service Co.	4.250%	3/1/2049	1,302	1,059
	Arizona Public Service Co.	3.350%	5/15/2050	665	467
	Arizona Public Service Co.	5.900%	8/15/2055	1,025	1,051
	Atmos Energy Corp.	5.500%	6/15/2041	1,000	1,032
	Atmos Energy Corp.	4.150%	1/15/2043	614	528
	Atmos Energy Corp.	4.125%	10/15/2044	867	741
	Atmos Energy Corp.	4.300%	10/1/2048	589	501
	Atmos Energy Corp.	3.375%	9/15/2049	1,777	1,280
	Atmos Energy Corp.	2.850%	2/15/2052	638	404
	Atmos Energy Corp.	5.750%	10/15/2052	705	725
	Atmos Energy Corp.	6.200%	11/15/2053	840	922
	Atmos Energy Corp.	5.000%	12/15/2054	1,020	951
[4]	Atmos Energy Corp.	5.450%	1/15/2056	440	435
	Avista Corp.	4.350%	6/1/2048	849	713
	Avista Corp.	4.000%	4/1/2052	902	702
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	928	1,035
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	733	553
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	1,567	1,218
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	718	497
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	785	770
[1]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	1,355	1,381
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	2,795	3,041
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	777	838
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	1,178	1,144
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	981	866
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	1,677	1,293
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	714	609
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	1,488	1,217
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	2,650	1,681
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	976	840
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	518	411
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	729	646
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	1,072	862
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	1,740	1,240
[1]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	865	643
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	912	832
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	699	684
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	617	637
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	513	450
	CMS Energy Corp.	4.875%	3/1/2044	780	707
	Commonwealth Edison Co.	5.900%	3/15/2036	1,897	2,038
	Commonwealth Edison Co.	6.450%	1/15/2038	770	858
	Commonwealth Edison Co.	4.600%	8/15/2043	960	872
	Commonwealth Edison Co.	4.700%	1/15/2044	980	895
	Commonwealth Edison Co.	3.650%	6/15/2046	2,710	2,098
[1]	Commonwealth Edison Co.	3.750%	8/15/2047	909	708
	Commonwealth Edison Co.	4.000%	3/1/2048	956	774
	Commonwealth Edison Co.	4.000%	3/1/2049	880	702
[1]	Commonwealth Edison Co.	3.200%	11/15/2049	1,207	839
	Commonwealth Edison Co.	3.000%	3/1/2050	739	491
[1]	Commonwealth Edison Co.	3.125%	3/15/2051	646	436
[1]	Commonwealth Edison Co.	2.750%	9/1/2051	435	270
	Commonwealth Edison Co.	5.300%	2/1/2053	1,080	1,047
	Commonwealth Edison Co.	5.950%	6/1/2055	1,250	1,331
	Connecticut Light & Power Co.	4.000%	4/1/2048	555	448

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Light & Power Co.	5.250%	1/15/2053	1,713	1,652
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	969	1,035
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	1,026	1,123
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	1,005	1,152
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	855	877
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	1,420	1,471
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	685	596
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	943	783
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	1,015	895
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	904	796
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	890	714
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	822	648
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	967	858
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	990	803
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	1,055	840
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	53	36
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	1,701	1,831
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	1,265	1,294
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	1,276	1,098
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	1,710	1,694
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	857	692
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	580	445
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	1,405	1,173
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	810	581
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	925	565
	Constellation Energy Generation LLC	6.250%	10/1/2039	955	1,036
	Constellation Energy Generation LLC	5.600%	6/15/2042	1,356	1,373
	Constellation Energy Generation LLC	6.500%	10/1/2053	2,030	2,257
	Constellation Energy Generation LLC	5.750%	3/15/2054	1,970	1,998
	Consumers Energy Co.	3.250%	8/15/2046	1,333	986
	Consumers Energy Co.	3.950%	7/15/2047	617	501
	Consumers Energy Co.	4.050%	5/15/2048	533	439
	Consumers Energy Co.	4.350%	4/15/2049	1,044	894
	Consumers Energy Co.	3.750%	2/15/2050	1,371	1,053
	Consumers Energy Co.	3.100%	8/15/2050	1,135	779
	Consumers Energy Co.	3.500%	8/1/2051	3,156	2,345
	Consumers Energy Co.	2.650%	8/15/2052	555	349
	Dayton Power & Light Co.	3.950%	6/15/2049	813	616
	Delmarva Power & Light Co.	4.150%	5/15/2045	843	714
[1]	Dominion Energy Inc.	3.300%	4/15/2041	1,659	1,263
[1]	Dominion Energy Inc.	4.050%	9/15/2042	1,300	1,069
	Dominion Energy Inc.	4.700%	12/1/2044	1,836	1,615
[1]	Dominion Energy Inc.	4.600%	3/15/2049	750	634
[1]	Dominion Energy Inc.	4.850%	8/15/2052	729	634
	Dominion Energy Inc.	6.200%	2/15/2056	1,150	1,159
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	780	841
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	905	919
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	787	712
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	471	429
[1]	DTE Electric Co.	4.000%	4/1/2043	645	542
	DTE Electric Co.	4.300%	7/1/2044	570	491
	DTE Electric Co.	3.700%	3/15/2045	1,754	1,385
	DTE Electric Co.	3.750%	8/15/2047	1,017	793
	DTE Electric Co.	3.950%	3/1/2049	1,518	1,222
	DTE Electric Co.	2.950%	3/1/2050	762	513
[1]	DTE Electric Co.	3.250%	4/1/2051	1,534	1,076
	DTE Electric Co.	5.400%	4/1/2053	540	535
	DTE Electric Co.	5.850%	5/15/2055	955	1,003
	Duke Energy Carolinas LLC	6.100%	6/1/2037	887	956
	Duke Energy Carolinas LLC	6.000%	1/15/2038	1,555	1,682
	Duke Energy Carolinas LLC	6.050%	4/15/2038	1,257	1,363
	Duke Energy Carolinas LLC	5.300%	2/15/2040	1,297	1,317
	Duke Energy Carolinas LLC	4.250%	12/15/2041	1,406	1,242
	Duke Energy Carolinas LLC	4.000%	9/30/2042	1,555	1,319
	Duke Energy Carolinas LLC	3.750%	6/1/2045	845	671
	Duke Energy Carolinas LLC	3.875%	3/15/2046	715	577
	Duke Energy Carolinas LLC	3.700%	12/1/2047	820	630
	Duke Energy Carolinas LLC	3.950%	3/15/2048	1,246	998
	Duke Energy Carolinas LLC	3.200%	8/15/2049	770	538
	Duke Energy Carolinas LLC	3.450%	4/15/2051	830	600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	5.350%	1/15/2053	1,423	1,394
	Duke Energy Carolinas LLC	5.400%	1/15/2054	745	740
	Duke Energy Corp.	3.300%	6/15/2041	751	579
	Duke Energy Corp.	3.750%	9/1/2046	1,687	1,295
	Duke Energy Corp.	3.950%	8/15/2047	1,217	947
	Duke Energy Corp.	4.200%	6/15/2049	940	753
	Duke Energy Corp.	3.500%	6/15/2051	1,300	917
	Duke Energy Corp.	5.000%	8/15/2052	955	861
	Duke Energy Corp.	6.100%	9/15/2053	800	842
	Duke Energy Corp.	5.800%	6/15/2054	1,995	2,017
	Duke Energy Corp.	5.700%	9/15/2055	2,000	1,992
	Duke Energy Florida LLC	6.350%	9/15/2037	1,291	1,435
	Duke Energy Florida LLC	6.400%	6/15/2038	847	951
	Duke Energy Florida LLC	5.650%	4/1/2040	1,026	1,070
	Duke Energy Florida LLC	3.400%	10/1/2046	1,127	833
	Duke Energy Florida LLC	4.200%	7/15/2048	997	818
	Duke Energy Florida LLC	3.000%	12/15/2051	1,065	697
	Duke Energy Florida LLC	6.200%	11/15/2053	1,385	1,515
	Duke Energy Indiana LLC	6.120%	10/15/2035	911	996
	Duke Energy Indiana LLC	6.350%	8/15/2038	971	1,078
[1]	Duke Energy Indiana LLC	4.900%	7/15/2043	1,000	934
	Duke Energy Indiana LLC	3.750%	5/15/2046	885	697
[1]	Duke Energy Indiana LLC	3.250%	10/1/2049	930	649
	Duke Energy Indiana LLC	2.750%	4/1/2050	948	601
	Duke Energy Indiana LLC	5.400%	4/1/2053	500	488
	Duke Energy Ohio Inc.	3.700%	6/15/2046	269	208
	Duke Energy Ohio Inc.	5.550%	3/15/2054	575	576
	Duke Energy Progress LLC	4.100%	5/15/2042	1,019	874
	Duke Energy Progress LLC	4.100%	3/15/2043	512	436
	Duke Energy Progress LLC	4.150%	12/1/2044	2,034	1,725
	Duke Energy Progress LLC	4.200%	8/15/2045	1,584	1,343
	Duke Energy Progress LLC	3.600%	9/15/2047	942	714
	Duke Energy Progress LLC	2.500%	8/15/2050	632	379
	Duke Energy Progress LLC	2.900%	8/15/2051	1,350	865
	Duke Energy Progress LLC	4.000%	4/1/2052	1,017	804
	Duke Energy Progress LLC	5.350%	3/15/2053	1,382	1,346
	Duke Energy Progress LLC	5.550%	3/15/2055	1,525	1,532
	El Paso Electric Co.	5.000%	12/1/2044	410	362
	Emera US Finance LP	4.750%	6/15/2046	1,377	1,188
	Entergy Arkansas LLC	4.200%	4/1/2049	762	624
	Entergy Arkansas LLC	2.650%	6/15/2051	1,215	737
	Entergy Arkansas LLC	3.350%	6/15/2052	887	615
	Entergy Corp.	3.750%	6/15/2050	1,010	743
	Entergy Louisiana LLC	4.950%	1/15/2045	1,491	1,374
	Entergy Louisiana LLC	4.200%	9/1/2048	969	796
	Entergy Louisiana LLC	4.200%	4/1/2050	851	691
	Entergy Louisiana LLC	2.900%	3/15/2051	1,401	898
	Entergy Louisiana LLC	4.750%	9/15/2052	1,025	911
	Entergy Louisiana LLC	5.700%	3/15/2054	1,535	1,550
	Entergy Louisiana LLC	5.800%	3/15/2055	1,700	1,744
	Entergy Mississippi LLC	3.850%	6/1/2049	847	656
	Entergy Mississippi LLC	5.850%	6/1/2054	800	819
	Entergy Mississippi LLC	5.800%	4/15/2055	928	951
	Entergy Texas Inc.	4.500%	3/30/2039	720	669
	Entergy Texas Inc.	3.550%	9/30/2049	976	708
	Entergy Texas Inc.	5.800%	9/1/2053	920	933
	Essential Utilities Inc.	4.276%	5/1/2049	990	795
	Essential Utilities Inc.	3.351%	4/15/2050	1,329	906
	Essential Utilities Inc.	5.300%	5/1/2052	959	893
	Evergy Kansas Central Inc.	4.125%	3/1/2042	1,118	956
	Evergy Kansas Central Inc.	4.100%	4/1/2043	1,055	884
	Evergy Kansas Central Inc.	3.450%	4/15/2050	557	397
	Evergy Metro Inc.	5.300%	10/1/2041	980	969
	Evergy Metro Inc.	4.200%	6/15/2047	672	556
	Evergy Metro Inc.	4.200%	3/15/2048	655	539
[1]	Evergy Metro Inc.	4.125%	4/1/2049	945	762
	Eversource Energy	3.450%	1/15/2050	1,515	1,094
	Exelon Corp.	5.100%	6/15/2045	958	893
	Exelon Corp.	4.700%	4/15/2050	2,297	1,986
	Exelon Corp.	4.100%	3/15/2052	510	398

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	5.600%	3/15/2053	1,260	1,234
	Exelon Corp.	5.875%	3/15/2055	462	471
[1]	FirstEnergy Corp.	3.400%	3/1/2050	1,745	1,216
	Florida Power & Light Co.	5.650%	2/1/2037	933	991
	Florida Power & Light Co.	5.950%	2/1/2038	911	990
	Florida Power & Light Co.	5.960%	4/1/2039	960	1,038
	Florida Power & Light Co.	5.690%	3/1/2040	964	1,017
	Florida Power & Light Co.	5.250%	2/1/2041	990	994
	Florida Power & Light Co.	4.125%	2/1/2042	970	845
	Florida Power & Light Co.	4.050%	6/1/2042	999	863
	Florida Power & Light Co.	4.050%	10/1/2044	762	642
	Florida Power & Light Co.	3.700%	12/1/2047	1,074	837
	Florida Power & Light Co.	3.950%	3/1/2048	1,013	823
	Florida Power & Light Co.	4.125%	6/1/2048	675	559
	Florida Power & Light Co.	3.990%	3/1/2049	1,115	902
	Florida Power & Light Co.	3.150%	10/1/2049	1,102	768
	Florida Power & Light Co.	2.875%	12/4/2051	2,629	1,701
	Florida Power & Light Co.	5.300%	4/1/2053	1,587	1,556
	Florida Power & Light Co.	5.600%	6/15/2054	935	956
	Florida Power & Light Co.	5.700%	3/15/2055	704	730
	Florida Power & Light Co.	5.800%	3/15/2065	545	574
[1]	Georgia Power Co.	4.750%	9/1/2040	982	937
	Georgia Power Co.	4.300%	3/15/2042	1,185	1,046
	Georgia Power Co.	4.300%	3/15/2043	821	718
[1]	Georgia Power Co.	3.700%	1/30/2050	1,210	922
[1]	Georgia Power Co.	3.250%	3/15/2051	930	649
	Georgia Power Co.	5.500%	10/1/2055	750	748
	Iberdrola International BV	6.750%	7/15/2036	821	931
[1]	Idaho Power Co.	4.200%	3/1/2048	561	465
[1]	Idaho Power Co.	5.500%	3/15/2053	1,160	1,146
[1]	Idaho Power Co.	5.800%	4/1/2054	985	1,013
[1]	Indiana Michigan Power Co.	4.550%	3/15/2046	890	775
[1]	Indiana Michigan Power Co.	3.750%	7/1/2047	804	613
	Indiana Michigan Power Co.	3.250%	5/1/2051	869	585
	Interstate Power & Light Co.	3.700%	9/15/2046	445	338
	Interstate Power & Light Co.	3.100%	11/30/2051	891	583
	Interstate Power & Light Co.	5.450%	9/30/2054	1,525	1,475
	ITC Holdings Corp.	5.300%	7/1/2043	531	509
[3]	Jersey Central Power & Light Co.	5.150%	1/15/2036	450	455
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	739	719
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	1,697	1,634
	Kentucky Utilities Co.	5.125%	11/1/2040	1,139	1,117
	Kentucky Utilities Co.	4.375%	10/1/2045	1,912	1,646
	Kentucky Utilities Co.	3.300%	6/1/2050	1,465	1,020
	Kentucky Utilities Co.	5.850%	8/15/2055	912	938
[1]	Louisville Gas & Electric Co.	5.850%	8/15/2055	958	986
	MidAmerican Energy Co.	4.800%	9/15/2043	1,408	1,301
	MidAmerican Energy Co.	4.250%	5/1/2046	970	827
	MidAmerican Energy Co.	3.950%	8/1/2047	1,471	1,185
	MidAmerican Energy Co.	3.650%	8/1/2048	2,065	1,575
	MidAmerican Energy Co.	4.250%	7/15/2049	1,010	845
	MidAmerican Energy Co.	5.850%	9/15/2054	1,095	1,152
	MidAmerican Energy Co.	5.300%	2/1/2055	2,100	2,044
[1]	Mississippi Power Co.	4.250%	3/15/2042	980	853
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	760	652
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	988	842
[1]	Nevada Power Co.	6.750%	7/1/2037	942	1,070
[1]	Nevada Power Co.	3.125%	8/1/2050	900	595
[1]	Nevada Power Co.	5.900%	5/1/2053	845	862
	Nevada Power Co.	6.000%	3/15/2054	885	919
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	1,665	1,574
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	1,135	1,113
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	2,920	3,010
	NiSource Inc.	5.950%	6/15/2041	1,058	1,102
	NiSource Inc.	5.250%	2/15/2043	880	854
	NiSource Inc.	4.800%	2/15/2044	1,212	1,103
	NiSource Inc.	5.650%	2/1/2045	2,250	2,239
	NiSource Inc.	4.375%	5/15/2047	1,322	1,116
	NiSource Inc.	3.950%	3/30/2048	971	772
	NiSource Inc.	5.850%	4/1/2055	2,163	2,197

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern States Power Co.	6.250%	6/1/2036	995	1,101
	Northern States Power Co.	6.200%	7/1/2037	762	844
	Northern States Power Co.	5.350%	11/1/2039	645	670
	Northern States Power Co.	4.125%	5/15/2044	885	760
	Northern States Power Co.	4.000%	8/15/2045	919	760
	Northern States Power Co.	3.600%	9/15/2047	660	504
	Northern States Power Co.	2.600%	6/1/2051	615	383
	Northern States Power Co.	4.500%	6/1/2052	920	798
	Northern States Power Co.	5.100%	5/15/2053	1,113	1,057
	Northern States Power Co.	5.400%	3/15/2054	1,115	1,107
	Northern States Power Co.	5.650%	6/15/2054	980	1,009
	Northern States Power Co.	5.650%	5/15/2055	2,535	2,601
	Northwest Natural Holding Co.	7.000%	9/15/2055	550	564
	NorthWestern Corp.	4.176%	11/15/2044	949	795
	NSTAR Electric Co.	5.500%	3/15/2040	447	460
	NSTAR Electric Co.	4.950%	9/15/2052	881	811
	Oglethorpe Power Corp.	5.950%	11/1/2039	635	667
	Oglethorpe Power Corp.	5.375%	11/1/2040	1,342	1,321
	Oglethorpe Power Corp.	4.500%	4/1/2047	935	790
	Oglethorpe Power Corp.	5.050%	10/1/2048	772	702
	Oglethorpe Power Corp.	5.250%	9/1/2050	715	663
	Oglethorpe Power Corp.	5.800%	6/1/2054	685	682
	Oglethorpe Power Corp.	5.900%	2/1/2055	900	911
	Ohio Edison Co.	6.875%	7/15/2036	655	750
	Ohio Power Co.	4.150%	4/1/2048	810	642
	Ohio Power Co.	4.000%	6/1/2049	934	724
[1]	Ohio Power Co.	2.900%	10/1/2051	655	408
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	1,266	1,047
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	875	874
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	1,135	1,136
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	1,435	1,304
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	934	730
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	1,069	872
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	1,102	846
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	749	561
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	984	602
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	1,760	1,605
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	842	808
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	1,070	1,065
[3]	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	500	515
	ONE Gas Inc.	4.658%	2/1/2044	820	737
	ONE Gas Inc.	4.500%	11/1/2048	853	735
	Pacific Gas & Electric Co.	4.500%	7/1/2040	3,146	2,736
	Pacific Gas & Electric Co.	3.300%	8/1/2040	900	683
	Pacific Gas & Electric Co.	4.200%	6/1/2041	1,000	821
	Pacific Gas & Electric Co.	4.750%	2/15/2044	1,785	1,528
	Pacific Gas & Electric Co.	4.300%	3/15/2045	845	675
	Pacific Gas & Electric Co.	4.250%	3/15/2046	735	578
	Pacific Gas & Electric Co.	4.000%	12/1/2046	1,590	1,200
	Pacific Gas & Electric Co.	3.950%	12/1/2047	465	348
	Pacific Gas & Electric Co.	4.950%	7/1/2050	5,902	5,085
	Pacific Gas & Electric Co.	3.500%	8/1/2050	1,520	1,040
	Pacific Gas & Electric Co.	5.250%	3/1/2052	1,450	1,291
	Pacific Gas & Electric Co.	6.750%	1/15/2053	2,305	2,483
	Pacific Gas & Electric Co.	6.700%	4/1/2053	1,265	1,355
	Pacific Gas & Electric Co.	5.900%	10/1/2054	1,640	1,603
	Pacific Gas & Electric Co.	6.150%	3/1/2055	1,125	1,132
[4]	Pacific Gas & Electric Co.	6.100%	10/15/2055	500	499
	PacifiCorp	6.100%	8/1/2036	1,320	1,413
	PacifiCorp	6.250%	10/15/2037	868	930
	PacifiCorp	6.350%	7/15/2038	1,405	1,510
	PacifiCorp	4.100%	2/1/2042	1,017	840
	PacifiCorp	4.125%	1/15/2049	2,867	2,236
	PacifiCorp	4.150%	2/15/2050	719	560
	PacifiCorp	3.300%	3/15/2051	1,350	893
	PacifiCorp	5.350%	12/1/2053	1,110	1,025
	PacifiCorp	5.800%	1/15/2055	2,838	2,783
	PECO Energy Co.	5.950%	10/1/2036	1,055	1,144
	PECO Energy Co.	4.150%	10/1/2044	908	767
	PECO Energy Co.	3.700%	9/15/2047	1,623	1,264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PECO Energy Co.	3.900%	3/1/2048	778	624
	PECO Energy Co.	3.000%	9/15/2049	815	547
	PECO Energy Co.	3.050%	3/15/2051	680	453
	PECO Energy Co.	2.850%	9/15/2051	992	636
	PECO Energy Co.	4.600%	5/15/2052	549	486
	PECO Energy Co.	5.250%	9/15/2054	680	659
	PECO Energy Co.	5.650%	9/15/2055	900	920
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	725	655
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	799	597
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	514	467
	Potomac Electric Power Co.	6.500%	11/15/2037	960	1,081
	Potomac Electric Power Co.	4.150%	3/15/2043	970	828
	Potomac Electric Power Co.	5.500%	3/15/2054	755	749
	PPL Electric Utilities Corp.	6.250%	5/15/2039	822	916
	PPL Electric Utilities Corp.	4.150%	10/1/2045	1,795	1,520
	PPL Electric Utilities Corp.	3.950%	6/1/2047	1,413	1,150
	PPL Electric Utilities Corp.	4.150%	6/15/2048	1,006	835
	PPL Electric Utilities Corp.	5.250%	5/15/2053	935	912
	PPL Electric Utilities Corp.	5.550%	8/15/2055	411	414
	Progress Energy Inc.	6.000%	12/1/2039	1,595	1,691
	Public Service Co. of Colorado	5.150%	9/15/2035	792	803
[1]	Public Service Co. of Colorado	6.250%	9/1/2037	891	968
	Public Service Co. of Colorado	3.600%	9/15/2042	880	695
	Public Service Co. of Colorado	4.300%	3/15/2044	440	373
	Public Service Co. of Colorado	3.800%	6/15/2047	1,000	772
[1]	Public Service Co. of Colorado	2.700%	1/15/2051	867	533
[1]	Public Service Co. of Colorado	4.500%	6/1/2052	1,178	990
	Public Service Co. of Colorado	5.250%	4/1/2053	1,049	995
	Public Service Co. of Colorado	5.750%	5/15/2054	775	789
	Public Service Co. of Colorado	5.850%	5/15/2055	2,931	3,019
	Public Service Co. of New Hampshire	3.600%	7/1/2049	790	598
	Public Service Co. of New Hampshire	5.150%	1/15/2053	637	604
	Public Service Co. of Oklahoma	5.450%	1/15/2036	1,125	1,149
[1]	Public Service Electric & Gas Co.	5.800%	5/1/2037	853	912
[1]	Public Service Electric & Gas Co.	3.950%	5/1/2042	875	736
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2042	680	548
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	1,762	1,414
[1]	Public Service Electric & Gas Co.	3.600%	12/1/2047	931	711
[1]	Public Service Electric & Gas Co.	4.050%	5/1/2048	527	432
[1]	Public Service Electric & Gas Co.	3.850%	5/1/2049	875	689
[1]	Public Service Electric & Gas Co.	3.200%	8/1/2049	852	600
[1]	Public Service Electric & Gas Co.	2.700%	5/1/2050	596	377
[1]	Public Service Electric & Gas Co.	2.050%	8/1/2050	1,059	576
[1]	Public Service Electric & Gas Co.	5.125%	3/15/2053	702	670
	Public Service Electric & Gas Co.	5.450%	8/1/2053	838	836
[1]	Public Service Electric & Gas Co.	5.450%	3/1/2054	510	509
	Public Service Electric & Gas Co.	5.300%	8/1/2054	1,285	1,255
[1]	Public Service Electric & Gas Co.	5.500%	3/1/2055	412	414
	Puget Sound Energy Inc.	6.274%	3/15/2037	552	605
	Puget Sound Energy Inc.	5.795%	3/15/2040	1,110	1,153
	Puget Sound Energy Inc.	5.638%	4/15/2041	810	819
	Puget Sound Energy Inc.	4.223%	6/15/2048	1,750	1,437
	Puget Sound Energy Inc.	3.250%	9/15/2049	1,351	936
	Puget Sound Energy Inc.	5.685%	6/15/2054	1,120	1,134
	Puget Sound Energy Inc.	5.598%	9/15/2055	357	355
	San Diego Gas & Electric Co.	6.000%	6/1/2039	975	1,056
	San Diego Gas & Electric Co.	4.500%	8/15/2040	508	467
	San Diego Gas & Electric Co.	4.150%	5/15/2048	965	782
[1]	San Diego Gas & Electric Co.	3.320%	4/15/2050	937	656
	San Diego Gas & Electric Co.	3.700%	3/15/2052	1,375	1,014
	San Diego Gas & Electric Co.	5.350%	4/1/2053	900	865
	San Diego Gas & Electric Co.	5.550%	4/15/2054	1,270	1,255
	Sempra	3.800%	2/1/2038	1,079	923
	Sempra	6.000%	10/15/2039	1,104	1,149
	Sempra	4.000%	2/1/2048	1,509	1,165
	Sierra Pacific Power Co.	5.900%	3/15/2054	525	535
	Southern California Edison Co.	5.625%	2/1/2036	1,021	1,031
[1]	Southern California Edison Co.	5.550%	1/15/2037	876	874
[1]	Southern California Edison Co.	5.950%	2/1/2038	1,315	1,341
	Southern California Edison Co.	6.050%	3/15/2039	1,539	1,586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	4.500%	9/1/2040	1,397	1,235
	Southern California Edison Co.	4.050%	3/15/2042	4	3
	Southern California Edison Co.	4.650%	10/1/2043	1,694	1,447
[1]	Southern California Edison Co.	3.600%	2/1/2045	755	550
	Southern California Edison Co.	4.000%	4/1/2047	2,366	1,786
[1]	Southern California Edison Co.	4.125%	3/1/2048	755	578
[1]	Southern California Edison Co.	4.875%	3/1/2049	1,246	1,059
	Southern California Edison Co.	3.650%	2/1/2050	2,160	1,512
[1]	Southern California Edison Co.	2.950%	2/1/2051	2,855	1,749
	Southern California Edison Co.	3.450%	2/1/2052	1,125	751
[1]	Southern California Edison Co.	5.450%	6/1/2052	675	613
	Southern California Edison Co.	5.700%	3/1/2053	750	705
	Southern California Edison Co.	5.875%	12/1/2053	949	917
	Southern California Edison Co.	5.750%	4/15/2054	860	810
	Southern California Edison Co.	5.900%	3/1/2055	650	631
	Southern California Edison Co.	6.200%	9/15/2055	650	658
	Southern California Gas Co.	5.125%	11/15/2040	1,006	990
	Southern California Gas Co.	3.750%	9/15/2042	3	2
[1]	Southern California Gas Co.	4.125%	6/1/2048	243	196
[1]	Southern California Gas Co.	3.950%	2/15/2050	928	719
	Southern California Gas Co.	6.350%	11/15/2052	995	1,088
	Southern California Gas Co.	5.750%	6/1/2053	872	881
	Southern California Gas Co.	6.000%	6/15/2055	740	775
	Southern Co.	4.250%	7/1/2036	2,310	2,148
	Southern Co.	4.400%	7/1/2046	1,244	1,059
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	1,047	1,087
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	915	786
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	1,400	1,108
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	975	818
	Southern Power Co.	5.150%	9/15/2041	991	952
	Southern Power Co.	5.250%	7/15/2043	1,091	1,047
	Southwest Gas Corp.	3.800%	9/29/2046	1,260	963
	Southwest Gas Corp.	4.150%	6/1/2049	535	432
	Southwestern Electric Power Co.	6.200%	3/15/2040	1,220	1,291
[1]	Southwestern Electric Power Co.	3.900%	4/1/2045	930	724
	Southwestern Electric Power Co.	3.250%	11/1/2051	1,408	941
	Southwestern Public Service Co.	4.500%	8/15/2041	986	888
	Southwestern Public Service Co.	3.400%	8/15/2046	810	577
[1]	Southwestern Public Service Co.	3.150%	5/1/2050	961	645
	Southwestern Public Service Co.	6.000%	6/1/2054	990	1,030
	Tampa Electric Co.	4.350%	5/15/2044	580	499
	Tampa Electric Co.	4.450%	6/15/2049	1,276	1,079
	Tampa Electric Co.	3.625%	6/15/2050	908	668
	Tampa Electric Co.	3.450%	3/15/2051	635	456
	Toledo Edison Co.	6.150%	5/15/2037	1,067	1,162
	Tucson Electric Power Co.	4.850%	12/1/2048	915	815
	Tucson Electric Power Co.	5.500%	4/15/2053	800	776
	Tucson Electric Power Co.	5.900%	4/15/2055	1,049	1,072
	Union Electric Co.	5.300%	8/1/2037	904	919
	Union Electric Co.	8.450%	3/15/2039	671	873
	Union Electric Co.	3.650%	4/15/2045	805	630
	Union Electric Co.	4.000%	4/1/2048	510	409
	Union Electric Co.	3.250%	10/1/2049	2,351	1,631
	Union Electric Co.	2.625%	3/15/2051	2,422	1,494
	Union Electric Co.	3.900%	4/1/2052	870	681
	Union Electric Co.	5.450%	3/15/2053	1,205	1,181
	Union Electric Co.	5.250%	1/15/2054	525	502
	Union Electric Co.	5.125%	3/15/2055	790	746
[1]	Virginia Electric & Power Co.	6.000%	1/15/2036	847	910
[1]	Virginia Electric & Power Co.	6.000%	5/15/2037	993	1,066
	Virginia Electric & Power Co.	6.350%	11/30/2037	2,386	2,632
	Virginia Electric & Power Co.	4.000%	1/15/2043	911	760
[1]	Virginia Electric & Power Co.	4.650%	8/15/2043	424	386
[1]	Virginia Electric & Power Co.	4.200%	5/15/2045	909	759
[1]	Virginia Electric & Power Co.	4.000%	11/15/2046	1,115	898
[1]	Virginia Electric & Power Co.	3.800%	9/15/2047	1,548	1,199
	Virginia Electric & Power Co.	4.600%	12/1/2048	730	637
	Virginia Electric & Power Co.	3.300%	12/1/2049	857	594
	Virginia Electric & Power Co.	2.450%	12/15/2050	872	507
	Virginia Electric & Power Co.	2.950%	11/15/2051	1,777	1,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Virginia Electric & Power Co.	4.625%	5/15/2052	1,242	1,073
	Virginia Electric & Power Co.	5.450%	4/1/2053	1,132	1,105
	Virginia Electric & Power Co.	5.700%	8/15/2053	820	828
	Virginia Electric & Power Co.	5.650%	3/15/2055	1,760	1,769
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	822	820
[1]	Washington Gas Light Co.	3.796%	9/15/2046	895	688
[1]	Washington Gas Light Co.	3.650%	9/15/2049	710	521
	Wisconsin Electric Power Co.	5.700%	12/1/2036	700	755
	Wisconsin Electric Power Co.	4.300%	10/15/2048	902	768
	Wisconsin Power & Light Co.	3.650%	4/1/2050	670	490
	Wisconsin Public Service Corp.	3.671%	12/1/2042	817	654
	Wisconsin Public Service Corp.	4.752%	11/1/2044	929	848
	Wisconsin Public Service Corp.	2.850%	12/1/2051	900	571
	Xcel Energy Inc.	6.500%	7/1/2036	27	30
	Xcel Energy Inc.	3.500%	12/1/2049	816	585
					498,376
Total Corporate Bonds (Cost $4,016,643)					3,597,273
Sovereign Bonds (2.9%)
	Equinor ASA	3.625%	4/6/2040	955	813
	Equinor ASA	5.100%	8/17/2040	1,320	1,326
	Equinor ASA	4.250%	11/23/2041	1,095	988
	Equinor ASA	3.950%	5/15/2043	2,104	1,793
	Equinor ASA	4.800%	11/8/2043	710	675
	Equinor ASA	3.250%	11/18/2049	1,873	1,342
	Equinor ASA	3.700%	4/6/2050	2,098	1,631
	European Investment Bank	4.875%	2/15/2036	763	806
	Export-Import Bank of Korea	2.500%	6/29/2041	845	616
[1]	Inter-American Development Bank	3.875%	10/28/2041	1,249	1,123
	Inter-American Development Bank	3.200%	8/7/2042	650	533
	Inter-American Development Bank	4.375%	1/24/2044	749	708
[5]	KFW	0.000%	4/18/2036	2,121	1,358
[5]	KFW	0.000%	6/29/2037	3,074	1,859
[1]	Oriental Republic of Uruguay	7.625%	3/21/2036	1,329	1,616
[1]	Oriental Republic of Uruguay	5.442%	2/14/2037	1,655	1,732
[1]	Oriental Republic of Uruguay	4.125%	11/20/2045	1,373	1,211
[1]	Oriental Republic of Uruguay	5.100%	6/18/2050	6,387	6,054
[1]	Oriental Republic of Uruguay	4.975%	4/20/2055	4,271	3,894
[1]	Oriental Republic of Uruguay	5.250%	9/10/2060	2,220	2,084
	Province of British Columbia	7.250%	9/1/2036	420	513
[1]	Republic of Chile	4.950%	1/5/2036	2,122	2,131
[1]	Republic of Chile	5.650%	1/13/2037	2,480	2,608
[1]	Republic of Chile	3.100%	5/7/2041	4,152	3,177
[1]	Republic of Chile	4.340%	3/7/2042	3,642	3,233
	Republic of Chile	3.860%	6/21/2047	1,672	1,330
[1]	Republic of Chile	3.500%	1/25/2050	3,790	2,769
[1]	Republic of Chile	4.000%	1/31/2052	1,165	919
[1]	Republic of Chile	5.330%	1/5/2054	2,793	2,714
[1]	Republic of Chile	3.100%	1/22/2061	2,764	1,718
[1]	Republic of Chile	3.250%	9/21/2071	2,048	1,278
[1]	Republic of Hungary	7.625%	3/29/2041	2,650	3,135
	Republic of Indonesia	4.350%	1/11/2048	2,930	2,533
	Republic of Indonesia	5.350%	2/11/2049	1,097	1,095
	Republic of Indonesia	3.700%	10/30/2049	1,495	1,142
	Republic of Indonesia	3.500%	2/14/2050	1,415	1,039
	Republic of Indonesia	4.200%	10/15/2050	1,425	1,175
	Republic of Indonesia	3.050%	3/12/2051	3,548	2,380
[1]	Republic of Indonesia	4.300%	3/31/2052	2,425	2,005
[1]	Republic of Indonesia	5.450%	9/20/2052	575	568
[1]	Republic of Indonesia	5.650%	1/11/2053	1,080	1,094
[1]	Republic of Indonesia	5.100%	2/10/2054	2,220	2,121
[1]	Republic of Indonesia	5.150%	9/10/2054	705	677
	Republic of Indonesia	4.450%	4/15/2070	1,418	1,154
	Republic of Indonesia	3.350%	3/12/2071	1,400	916
[1]	Republic of Italy	4.000%	10/17/2049	3,478	2,603
[1]	Republic of Italy	3.875%	5/6/2051	5,125	3,679
	Republic of Korea	4.125%	6/10/2044	1,798	1,611
	Republic of Korea	3.875%	9/20/2048	489	415
[1]	Republic of Panama	6.700%	1/26/2036	3,232	3,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Republic of Panama	6.875%	1/31/2036	1,726	1,840
[1]	Republic of Panama	8.000%	3/1/2038	780	890
[1]	Republic of Panama	4.500%	5/15/2047	1,795	1,387
[1]	Republic of Panama	4.500%	4/16/2050	3,677	2,775
[1]	Republic of Panama	4.300%	4/29/2053	3,413	2,502
[1]	Republic of Panama	6.853%	3/28/2054	2,265	2,304
[1]	Republic of Panama	4.500%	4/1/2056	3,835	2,809
[1]	Republic of Panama	7.875%	3/1/2057	870	981
[1]	Republic of Panama	3.870%	7/23/2060	4,700	3,032
[1]	Republic of Panama	4.500%	1/19/2063	2,301	1,673
[1]	Republic of Peru	5.500%	3/30/2036	2,621	2,674
[1]	Republic of Peru	6.550%	3/14/2037	1,186	1,318
[1]	Republic of Peru	3.300%	3/11/2041	803	625
	Republic of Peru	5.625%	11/18/2050	4,126	4,069
[1]	Republic of Peru	3.550%	3/10/2051	2,510	1,796
[1]	Republic of Peru	5.875%	8/8/2054	2,721	2,734
[1]	Republic of Peru	6.200%	6/30/2055	2,672	2,785
[1]	Republic of Peru	2.780%	12/1/2060	4,087	2,291
[1]	Republic of Peru	3.600%	1/15/2072	1,645	1,050
[1]	Republic of Peru	3.230%	7/28/2121	2,079	1,166
[1]	Republic of Poland	5.500%	4/4/2053	3,821	3,686
[1]	Republic of Poland	5.500%	3/18/2054	5,652	5,452
	Republic of the Philippines	5.000%	1/13/2037	1,895	1,921
	Republic of the Philippines	3.950%	1/20/2040	3,384	3,030
	Republic of the Philippines	3.700%	3/1/2041	3,270	2,783
	Republic of the Philippines	3.700%	2/2/2042	4,580	3,829
	Republic of the Philippines	2.950%	5/5/2045	2,520	1,804
	Republic of the Philippines	2.650%	12/10/2045	2,397	1,616
	Republic of the Philippines	3.200%	7/6/2046	3,350	2,447
	Republic of the Philippines	4.200%	3/29/2047	1,900	1,621
	Republic of the Philippines	5.950%	10/13/2047	945	1,016
	Republic of the Philippines	5.500%	1/17/2048	2,138	2,184
	Republic of the Philippines	5.600%	5/14/2049	1,275	1,305
	Republic of the Philippines	5.175%	9/5/2049	1,165	1,126
	Republic of the Philippines	5.900%	2/4/2050	960	1,021
[1]	State of Israel	4.500%	1/30/2043	2,793	2,427
[1]	State of Israel	4.125%	1/17/2048	2,035	1,578
[1]	State of Israel	3.375%	1/15/2050	2,872	1,907
[1]	State of Israel	3.875%	7/3/2050	2,450	1,760
[1]	State of Israel	5.750%	3/12/2054	5,250	4,969
[1]	State of Israel	4.500%	4/3/2120	1,588	1,152
[1]	United Mexican States	6.000%	5/7/2036	6,183	6,343
[1]	United Mexican States	6.875%	5/13/2037	6,125	6,618
[1]	United Mexican States	6.625%	1/29/2038	4,406	4,640
	United Mexican States	6.050%	1/11/2040	4,474	4,511
[1]	United Mexican States	4.280%	8/14/2041	4,146	3,372
[1]	United Mexican States	4.750%	3/8/2044	5,744	4,793
	United Mexican States	5.550%	1/21/2045	4,273	3,998
	United Mexican States	4.600%	1/23/2046	4,045	3,250
	United Mexican States	4.350%	1/15/2047	1,949	1,508
	United Mexican States	4.600%	2/10/2048	2,337	1,852
[1]	United Mexican States	4.500%	1/31/2050	2,992	2,314
[1]	United Mexican States	5.000%	4/27/2051	3,795	3,123
[1]	United Mexican States	4.400%	2/12/2052	3,478	2,604
[1]	United Mexican States	6.338%	5/4/2053	4,588	4,471
[1]	United Mexican States	6.400%	5/7/2054	3,635	3,557
[1]	United Mexican States	7.375%	5/13/2055	3,824	4,214
[1]	United Mexican States	3.771%	5/24/2061	5,268	3,333
[1]	United Mexican States	5.750%	10/12/2110	3,922	3,361
Total Sovereign Bonds (Cost $272,418)					244,507
Taxable Municipal Bonds (1.9%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	230	189
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	425	485
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/2044	605	646
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	395	475
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	1,270	1,631
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	2,035	2,151
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	1,330	1,528

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	635	724
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	750	505
	Broward County FL Airport System Revenue	3.477%	10/1/2043	745	638
	California GO	7.550%	4/1/2039	4,795	5,850
	California GO	7.300%	10/1/2039	3,005	3,516
	California GO	7.350%	11/1/2039	1,450	1,704
	California GO	7.625%	3/1/2040	1,990	2,413
	California GO	7.600%	11/1/2040	3,410	4,194
	California GO	5.200%	3/1/2043	500	494
	California State Taxable Various Purpose GO	5.125%	3/1/2038	1,200	1,218
	California State University Systemwide Revenue	2.897%	11/1/2051	650	462
	California State University Systemwide Revenue	2.975%	11/1/2051	1,085	754
	California State University Systemwide Revenue	2.719%	11/1/2052	725	488
	California State University Systemwide Revenue	2.939%	11/1/2052	725	491
	California State University Systemwide Revenue	5.183%	11/1/2053	300	289
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	650	671
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	650	452
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	1,020	1,068
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	650	727
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	300	264
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/2054	690	606
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	3,116	3,481
	Clark County NV Airport System Revenue	6.820%	7/1/2045	650	730
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	1,000	927
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	750	646
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/2042	670	511
	Dallas County TX Hospital District GO	5.621%	8/15/2044	525	529
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	795	830
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	790	757
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	715	806
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	955	826
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	625	511
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	575	442
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	625	456
	Dallas-Fort Worth TX International Airport Revenue	2.919%	11/1/2050	800	566
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	600	499
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	400	351
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	715	626
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/2040	700	747
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	1,165	937
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	2,031	2,226
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	1,679	1,827
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	407	458
	Georgia Water & Wastewater Revenue	2.257%	11/1/2035	500	419
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	500	425
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	1,000	839
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	750	588
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	800	626
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	685	612
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	1,450	1,075
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	725	730
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	2,000	1,409
	Houston TX GO	3.961%	3/1/2047	1,135	974
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	400	281
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	900	660
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	700	585
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	800	792
[6]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	600	427
	Los Angeles CA Community College District GO	6.750%	8/1/2049	1,040	1,169
[7]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/2048	500	434
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	975	1,039
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	675	718
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	525	628
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	1,400	1,358
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	1,750	1,808
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/2043	545	574

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	575	584
Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	636	616
Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	750	584
Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	575	394
Massachusetts GO	5.456%	12/1/2039	1,485	1,521
Massachusetts GO	2.900%	9/1/2049	580	401
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	730	765
Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	865	907
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	575	619
Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	80	74
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	730	880
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	1,605	1,474
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	1,170	987
Michigan State University Revenue	4.165%	8/15/2122	850	628
Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	700	533
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	900	652
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	575	433
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	805	893
New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	1,864	2,251
New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	3,060	3,545
New York City NY GO	4.610%	9/1/2037	525	516
New York City NY GO	5.517%	10/1/2037	775	795
New York City NY GO	6.271%	12/1/2037	850	918
New York City NY GO	5.264%	10/1/2044	525	517
New York City NY GO	5.094%	10/1/2049	675	645
New York City NY GO	5.263%	10/1/2052	300	291
New York City NY GO	5.828%	10/1/2053	1,400	1,466
New York City NY GO	5.114%	10/1/2054	750	717
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/2041	625	639
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	530	540
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	600	625
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	530	556
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	385	385
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	985	1,022
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	590	647
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/2040	280	311
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	1,160	1,386
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	1,380	1,433
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/2040	770	793
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	820	848
North Texas Tollway Authority System Revenue	6.718%	1/1/2049	1,360	1,515
Ohio State University General Receipts Revenue	4.910%	6/1/2040	1,250	1,246
Ohio State University General Receipts Revenue	4.800%	6/1/2111	872	743
Ohio Turnpike Commission Revenue	3.216%	2/15/2048	975	725
Oklahoma Development Finance Authority Revenue	4.851%	2/1/2045	600	596
Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	1,000	953
Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	1,140	1,090
Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	500	507
Pennsylvania State University Revenue	2.790%	9/1/2043	750	575
Pennsylvania State University Revenue	2.840%	9/1/2050	780	528
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	595	592
Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	675	719
Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	715	762
Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	1,000	961
Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	875	873
Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	675	559
Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	800	580
Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	1,720	1,615
Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	750	721
Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	900	590
Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	3,320	2,834
Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	1,050	957
Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	535	347
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	460	470
Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/2045	575	503
Rutgers State University New Jersey Revenue	5.665%	5/1/2040	660	688
Rutgers State University New Jersey Revenue	3.270%	5/1/2043	400	328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	455	310
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	1,190	1,024
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	550	449
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/2048	650	607
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	945	928
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/2039	750	796
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	550	571
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	750	707
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/2048	590	604
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	920	961
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	515	581
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	600	645
	Texas GO	5.517%	4/1/2039	2,165	2,250
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	2,650	2,700
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	1,525	1,224
	Texas Transportation Commission GO	4.681%	4/1/2040	450	432
[7]	Tucson City AZ COP	2.856%	7/1/2047	625	455
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	475	507
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	675	728
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	1,425	943
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	1,075	929
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	1,560	1,001
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/2120	565	364
	University of California Revenue	3.071%	5/15/2051	1,000	668
	University of California Revenue	4.858%	5/15/2112	1,440	1,222
	University of California Revenue	4.767%	5/15/2115	800	666
	University of Michigan Revenue	2.437%	4/1/2040	905	683
	University of Michigan Revenue	2.562%	4/1/2050	500	317
	University of Michigan Revenue	3.504%	4/1/2052	600	452
	University of Michigan Revenue	3.504%	4/1/2052	500	377
	University of Michigan Revenue	4.454%	4/1/2122	2,075	1,672
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	775	562
[6]	University of Oregon Revenue	3.424%	3/1/2060	650	461
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	675	439
	University of Texas Financing System Revenue	4.794%	8/15/2046	1,075	1,025
	University of Texas Financing System Revenue	3.354%	8/15/2047	800	610
	University of Texas Financing System Revenue	2.439%	8/15/2049	600	375
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	690	533
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	1,000	737
	University of Virginia Revenue	2.256%	9/1/2050	1,675	988
	University of Virginia Revenue	4.179%	9/1/2117	875	667
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	875	827
Total Taxable Municipal Bonds (Cost $175,204)					161,857

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[8]	Vanguard Market Liquidity Fund (Cost $33,617)	4.180%	336,185	33,617
Total Investments (99.1%) (Cost $9,677,189)				8,438,169
Other Assets and Liabilities—Net (0.9%)				80,576
Net Assets (100%)				8,518,745
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $40,768, representing 0.5% of net assets.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2025.
5	Guaranteed by the Federal Republic of Germany.
6	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at September 30, 2025.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,400,915	—	4,400,915
Corporate Bonds	—	3,597,273	—	3,597,273
Sovereign Bonds	—	244,507	—	244,507
Taxable Municipal Bonds	—	161,857	—	161,857
Temporary Cash Investments	33,617	—	—	33,617
Total	33,617	8,404,552	—	8,438,169